UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-07538

LORD ABBETT SECURITIES TRUST

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Brooke A. Fapohunda, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 10/31

Date of reporting period: 7/31/2015

Item 1: Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - ALPHA STRATEGY FUND July 31, 2015

Investments	Shares	Fair Value (000)
INVESTMENTS IN UNDERLYING FUNDS(a) 99.92%

Lord Abbett Developing Growth Fund, Inc. - Class I*(b)	9,873,587	$271,622
Lord Abbett Securities Trust - International Opportunities Fund - Class I(c)	15,130,074	271,282
Lord Abbett Securities Trust - Micro-Cap Growth Fund - Class I*(c)	6,442,039	136,249
Lord Abbett Securities Trust - Micro-Cap Value Fund - Class I*(c)	4,194,583	134,353
Lord Abbett Research Fund, Inc. - Small-Cap Value Fund - Class I(c)	8,900,435	267,903
Lord Abbett Securities Trust - Value Opportunities Fund - Class I*(c)	12,816,229	268,884
Total Investments in Underlying Funds (cost $1,124,708,805)		1,350,293

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.04%

Repurchase Agreement

Repurchase Agreement dated 7/31/2015, Zero Coupon due 8/3/2015 with Fixed Income Clearing Corp. collateralized by $630,000 of U.S. Treasury Note at 1.50% due 5/31/2020; value: $627,638; proceeds: $613,607 (cost $613,607)	$614	614
Total Investments in Securities 99.96% (cost $1,125,322,412)		1,350,907
Other Assets in Excess of Liabilities 0.04%		509
Net Assets 100.00%		$1,351,416

*	Non-income producing security.
(a)	Affiliated issuers (See Note 5).
(b)	Fund investment objective is long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter.
(c)	Fund investment objective is long-term capital appreciation.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST - ALPHA STRATEGY FUND July 31, 2015

The following is a summary of the inputs used as of July 31, 2015 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Investments in Underlying Funds	$1,350,293	$—	$—	$1,350,293
Repurchase Agreement	—	614	—	614
Total	$1,350,293	$614	$—	$1,350,907

(1)	Refer to Note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each investment strategy of Underlying Funds.
(3)	There were no level transfers during the period ended July 31, 2015.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - FUNDAMENTAL EQUITY FUND July 31, 2015

Investments	Shares	Fair Value (000)
COMMON STOCKS 97.23%

Aerospace & Defense 4.80%

General Dynamics Corp.	760,200	$113,354
Precision Castparts Corp.	126,900	24,735
TransDigm Group, Inc.*	243,400	55,081
Total		193,170

Auto Components 0.98%

Johnson Controls, Inc.	865,200	39,419

Banks 13.87%

Citigroup, Inc.	1,530,150	89,453
Citizens Financial Group, Inc.	3,025,443	78,873
East West Bancorp, Inc.	1,709,358	76,511
First Republic Bank	1,175,277	74,971
JPMorgan Chase & Co.	2,527,222	173,190
Signature Bank*	447,083	65,091
Total		558,089

Beverages 2.57%

PepsiCo, Inc.	1,075,400	103,615

Building Products 0.89%

USG Corp.*	1,153,300	35,729

Capital Markets 4.63%

Affiliated Managers Group, Inc.*	415,136	86,307
Greenhill & Co., Inc.	1,009,417	39,700
TD Ameritrade Holding Corp.	1,647,871	60,526
Total		186,533

Chemicals 2.62%

Dow Chemical Co. (The)	768,932	36,186
PPG Industries, Inc.	639,100	69,266
Total		105,452

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - FUNDAMENTAL EQUITY FUND July 31, 2015

Investments	Shares	Fair Value (000)
Commercial Services & Supplies 1.67%

ADT Corp. (The)	1,951,834	$67,397

Communications Equipment 2.84%

Cisco Systems, Inc.	4,026,048	114,420

Consumer Finance 1.43%

Capital One Financial Corp.	706,368	57,428

Diversified Telecommunication Services 2.82%

AT&T, Inc.	2,921,927	101,508
Verizon Communications, Inc.	260,100	12,170
Total		113,678

Electric: Utilities 2.18%

NextEra Energy, Inc.	833,461	87,680

Electrical Equipment 0.50%

Emerson Electric Co.	389,070	20,134

Energy Equipment & Services 2.89%

Halliburton Co.	1,580,167	66,035
Schlumberger Ltd.	606,308	50,215
Total		116,250

Food Products 2.01%

Mondelez International, Inc. Class A	1,789,860	80,776

Health Care Equipment & Supplies 1.66%

St. Jude Medical, Inc.	903,100	66,667

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - FUNDAMENTAL EQUITY FUND July 31, 2015

Investments	Shares	Fair Value (000)
Health Care Providers & Services 2.01%

UnitedHealth Group, Inc.	667,307	$81,011

Hotels, Restaurants & Leisure 2.00%

McDonald’s Corp.	306,400	30,597
Yum! Brands, Inc.	569,600	49,988
Total		80,585

Household Products 1.46%

Colgate-Palmolive Co.	418,200	28,446
Procter & Gamble Co. (The)	392,631	30,115
Total		58,561

Information Technology Services 1.55%

Vantiv, Inc. Class A*	1,422,046	62,570

Insurance 8.56%

ACE Ltd. (Switzerland)(a)	372,902	40,561
Allstate Corp. (The)	1,139,400	78,562
American International Group, Inc.	1,611,934	103,357
Hartford Financial Services Group, Inc. (The)	2,570,232	122,214
Total		344,694

Internet Software & Services 1.00%

Google, Inc. Class A*	61,300	40,305

Life Sciences Tools & Services 1.86%

Thermo Fisher Scientific, Inc.	537,436	74,988

Machinery 1.01%

ITT Corp.	1,071,535	40,718

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - FUNDAMENTAL EQUITY FUND July 31, 2015

Investments	Shares	Fair Value (000)
Media 1.95%

Time Warner, Inc.	893,660	$78,678

Multi-Line Retail 1.10%

Kohl’s Corp.	720,400	44,175

Multi-Utilities 1.92%

Sempra Energy	759,705	77,323

Oil, Gas & Consumable Fuels 7.62%

Chevron Corp.	762,100	67,430
Devon Energy Corp.	600,400	29,672
Exxon Mobil Corp.	1,828,854	144,863
Marathon Oil Corp.	1,668,000	35,045
Occidental Petroleum Corp.	424,600	29,807
Total		306,817

Pharmaceuticals 8.56%

Allergan plc*	269,932	89,388
Eli Lilly & Co.	357,400	30,204
Johnson & Johnson	203,904	20,433
Merck & Co., Inc.	346,156	20,409
Pfizer, Inc.	5,102,400	183,993
Total		344,427

Real Estate Investment Trusts 2.47%

Simon Property Group, Inc.	281,000	52,609
Vornado Realty Trust	478,000	46,629
Total		99,238

Road & Rail 0.78%

Union Pacific Corp.	321,562	31,381

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - FUNDAMENTAL EQUITY FUND July 31, 2015

Investments	Shares	Fair Value (000)
Semiconductors & Semiconductor Equipment 1.74%

Intel Corp.	2,418,662	$70,020

Software 2.46%

Activision Blizzard, Inc.	2,248,900	57,999
Microsoft Corp.	875,900	40,905
Total		98,904

Technology Hardware, Storage & Peripherals 0.82%

EMC Corp.	1,220,252	32,813

Total Common Stocks (cost $3,410,281,089)		3,913,645

	Principal Amount (000)
SHORT-TERM INVESTMENT 2.47%

Repurchase Agreement

Repurchase Agreement dated 7/31/2015, Zero Coupon due 8/3/2015 with Fixed Income Clearing Corp. collateralized by $99,995,000 of U.S. Treasury Note at 2.00% due 8/31/2021; value: $101,369,931; proceeds: $99,380,108 (cost $99,380,108)	$99,380	99,380
Total Investments in Securities 99.70% (cost $3,509,661,197)		4,013,025
Other Assets in Excess of Liabilities 0.30%		12,227
Net Assets 100.00%		$4,025,252

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST - FUNDAMENTAL EQUITY FUND July 31, 2015

The following is a summary of the inputs used as of July 31, 2015 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$3,913,645	$—	$—	$3,913,645
Repurchase Agreement	—	99,380	—	99,380
Total	$3,913,645	$99,380	$—	$4,013,025

(1)	Refer to Note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended July 31, 2015.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - GROWTH LEADERS FUND July 31, 2015

Investments	Shares	Fair Value (000)
COMMON STOCKS 96.73%

Aerospace & Defense 3.09%

Boeing Co. (The)	57,567	$8,299
Honeywell International, Inc.	220,209	23,133
Lockheed Martin Corp.	121,940	25,254
Total		56,686

Air Freight & Logistics 0.47%

FedEx Corp.	50,062	8,582

Automobiles 0.77%

Tesla Motors, Inc.*	53,078	14,127

Banks 0.80%

SVB Financial Group*	102,578	14,679

Beverages 0.50%

Monster Beverage Corp.*	60,183	9,241

Biotechnology 13.69%

Alexion Pharmaceuticals, Inc.*	137,841	27,215
Amgen, Inc.	133,599	23,592
BioMarin Pharmaceutical, Inc.*	151,364	22,140
Bluebird Bio, Inc.*	84,201	13,963
Celgene Corp.*	287,343	37,714
Gilead Sciences, Inc.	477,096	56,231
Incyte Corp.*	85,780	8,945
Juno Therapeutics, Inc.*	93,649	4,581
Regeneron Pharmaceuticals, Inc.*	32,677	18,092
Sage Therapeutics, Inc.*	188,036	12,854
Ultragenyx Pharmaceutical, Inc.*	103,709	12,542
Vertex Pharmaceuticals, Inc.*	100,340	13,546
Total		251,415

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - GROWTH LEADERS FUND July 31, 2015

Investments	Shares	Fair Value (000)
Capital Markets 2.80%

Charles Schwab Corp. (The)	526,553	$18,366
TD Ameritrade Holding Corp.	286,491	10,523
WisdomTree Investments, Inc.	903,760	22,503
Total		51,392

Communications Equipment 1.10%

Palo Alto Networks, Inc.*	108,612	20,183

Diversified Financial Services 1.02%

MarketAxess Holdings, Inc.	191,638	18,742

Electrical Equipment 1.50%

Acuity Brands, Inc.	113,265	22,788
SolarCity Corp.*	81,851	4,747
Total		27,535

Food & Staples Retailing 3.74%

CVS Health Corp.	326,240	36,692
Walgreens Boots Alliance, Inc.	332,008	32,082
Total		68,774

Health Care Equipment & Supplies 2.40%

Align Technology, Inc.*	88,090	5,523
Edwards Lifesciences Corp.*	146,191	22,244
ZELTIQ Aesthetics, Inc.*	474,021	16,283
Total		44,050

Health Care Providers & Services 0.49%

Diplomat Pharmacy, Inc.*	196,119	9,057

Health Care Technology 0.66%

Medidata Solutions, Inc.*	225,616	12,138

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - GROWTH LEADERS FUND July 31, 2015

Investments	Shares	Fair Value (000)
Hotels, Restaurants & Leisure 4.78%

Chipotle Mexican Grill, Inc.*	30,600	$22,712
Norwegian Cruise Line Holdings Ltd.*	385,101	24,038
Starbucks Corp.	707,051	40,960
Total		87,710

Household Durables 1.00%

GoPro, Inc. Class A*	294,737	18,303

Information Technology Services 7.25%

EPAM Systems, Inc.*	272,515	20,196
MasterCard, Inc. Class A	569,096	55,430
Visa, Inc. Class A	763,326	57,509
Total		133,135

Internet & Catalog Retail 7.91%

Amazon.com, Inc.*	139,199	74,632
Netflix, Inc.*	551,888	63,086
TripAdvisor, Inc.*	95,829	7,607
Total		145,325

Internet Software & Services 12.69%

Akamai Technologies, Inc.*	124,742	9,569
CoStar Group, Inc.*	85,309	17,172
eBay, Inc.*	639,487	17,982
Facebook, Inc. Class A*	950,709	89,376
Gogo, Inc.*	251,767	4,590
Google, Inc. Class A*	136,005	89,423
LinkedIn Corp. Class A*	24,235	4,926
Total		233,038

Life Sciences Tools & Services 1.91%

Illumina, Inc.*	76,801	16,843
Quintiles Transnational Holdings, Inc.*	238,610	18,306
Total		35,149

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - GROWTH LEADERS FUND July 31, 2015

Investments	Shares	Fair Value (000)
Machinery 0.99%

Middleby Corp. (The)*	148,569	$18,229

Media 5.31%

Comcast Corp. Class A	512,762	32,002
Rentrak Corp.*	161,070	11,028
Walt Disney Co. (The)	454,266	54,512
Total		97,542

Pharmaceuticals 3.31%

Bristol-Myers Squibb Co.	348,088	22,849
Eli Lilly & Co.	319,174	26,973
Jazz Pharmaceuticals plc (Ireland)*(a)	57,246	11,005
Total		60,827

Semiconductors & Semiconductor Equipment 1.58%

Avago Technologies Ltd. (Singapore)(a)	65,280	8,169
Cavium, Inc.*	167,293	11,342
SunEdison, Inc.*	200,469	4,667
SunPower Corp.*	178,272	4,819
Total		28,997

Software 8.25%

Adobe Systems, Inc.*	336,025	27,551
FireEye, Inc.*	307,371	13,675
Mobileye NV (Israel)*(a)	304,570	18,305
Red Hat, Inc.*	361,570	28,593
salesforce.com, Inc.*	370,666	27,170
ServiceNow, Inc.*	181,663	14,624
Splunk, Inc.*	148,206	10,365
Tableau Software, Inc. Class A*	106,915	11,198
Total		151,481

Specialty Retail 2.37%

O’Reilly Automotive, Inc.*	88,244	21,206

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - GROWTH LEADERS FUND July 31, 2015

Investments	Shares	Fair Value (000)
Specialty Retail (continued)

Ulta Salon, Cosmetics & Fragrance, Inc.*	134,516	$22,334
Total		43,540

Technology Hardware, Storage & Peripherals 2.93%

Apple, Inc.	443,265	53,768

Textiles, Apparel & Luxury Goods 3.42%

NIKE, Inc. Class B	306,497	35,315
Under Armour, Inc. Class A*	276,488	27,463
Total		62,778
Total Common Stocks (cost $1,627,563,509)		1,776,423

	Principal Amount (000)
SHORT-TERM INVESTMENT 4.60%

Repurchase Agreement

Repurchase Agreement dated 7/31/2015, Zero Coupon due 8/3/2015 with Fixed Income Clearing Corp. collateralized by $85,970,000 of U.S. Treasury Note at 0.625% due 12/31/2016; value: $86,077,463; proceeds: $84,386,516 (cost $84,386,516)	$84,387	84,387
Total Investments in Securities 101.33% (cost $1,711,950,025)		1,860,810
Liabilities in Excess of Liabilities Other Assets (1.33)%		(24,368)
Net Assets 100.00%		$1,836,442

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST - GROWTH LEADERS FUND July 31, 2015

The following is a summary of the inputs used as of July 31, 2015 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$1,776,423	$—	$—	$1,776,423
Repurchase Agreement	—	84,387	—	84,387
Total	$1,776,423	$84,387	$—	$1,860,810

(1)	Refer to Note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended July 31, 2015.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL CORE EQUITY FUND July 31, 2015

Investments	Shares	U.S. $ Fair Value (000)
LONG-TERM INVESTMENTS 97.84%

COMMON STOCKS 97.13%

Australia 2.48%

Banks 1.60%
National Australia Bank Ltd.	357,889	$9,096
Real Estate Investment Trusts 0.88%
Mirvac Group	3,633,700	5,020
Total Australia		14,116

Austria 1.57%

Diversified Telecommunication Services 0.83%
Telekom Austria AG	698,683	4,730
Machinery 0.74%
ANDRITZ AG	75,425	4,215
Total Austria		8,945

Canada 0.85%

Oil, Gas & Consumable Fuels
Baytex Energy Corp.	308,700	2,658
Seven Generations Energy Ltd. Class A *	196,300	2,206
		4,864
China 1.53%

Automobiles 0.32%
Great Wall Motor Co., Ltd. Class H	552,248	1,827
Internet Software & Services 1.21%
Baidu, Inc. ADR *	39,900	6,889
Total China		8,716

France 8.83%

Aerospace & Defense 1.83%
Safran SA	138,270	10,457
Banks 1.20%
BNP Paribas SA	105,451	6,869
Food Products 1.66%
Danone SA	139,500	9,451
Insurance 1.38%
AXA SA	297,666	7,846

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL CORE EQUITY FUND July 31, 2015

Investments	Shares	U.S. $ Fair Value (000)
France (continued)

Life Sciences Tools & Services 0.48%
Genfit *	68,339	$2,739
Oil, Gas & Consumable Fuels 1.01%
Total SA	116,200	5,752
Real Estate Investment Trusts 1.27%
Klepierre	158,460	7,213
Total France		50,327

Germany 7.72%

Automobiles 0.24%
Daimler AG Registered Shares	15,382	1,375
Chemicals 0.71%
BASF SE	46,701	4,029
Diversified Financial Services 0.84%
Deutsche Boerse AG	52,483	4,763
Diversified Telecommunication Services 1.23%
Deutsche Telekom AG Registered Shares	389,377	7,035
Health Care Providers & Services 1.80%
Fresenius SE & Co. KGaA	148,288	10,232
Industrial Conglomerates 0.77%
Siemens AG Registered Shares	40,976	4,385
Life Sciences Tools & Services 0.79%
MorphoSys AG *	55,930	4,519
Software 1.34%
SAP SE	106,783	7,653
Total Germany		43,991

Hong Kong 4.84%

Airlines 1.20%
Cathay Pacific Airways Ltd.	2,886,000	6,828
Electric: Utilities 0.55%
Cheung Kong Infrastructure Holdings Ltd.	363,091	3,159
Hotels, Restaurants & Leisure 0.37%
SJM Holdings Ltd.	1,803,100	2,093
Industrial Conglomerates 1.35%
CK Hutchison Holdings Ltd.	517,100	7,677
Real Estate Management & Development 1.37%
China Overseas Land & Investment Ltd.	2,485,677	7,840
Total Hong Kong		27,597

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL CORE EQUITY FUND July 31, 2015

Investments	Shares	U.S. $ Fair Value (000)
India 3.31%

Oil, Gas & Consumable Fuels 1.19%
Reliance Industries Ltd.	434,028	$6,782
Thrifts & Mortgage Finance 2.12%
Indiabulls Housing Finance Ltd.	1,048,651	12,073
Total India		18,855

Indonesia 0.77%

Banks 0.22%
PT Bank Negara Indonesia (Persero) Tbk	3,639,294	1,281
Food Products 0.55%
PT Indofood Sukses Makmur Tbk	6,946,600	3,132
Total Indonesia		4,413

Israel 1.39%

Pharmaceuticals
Teva Pharmaceutical Industries Ltd. ADR	114,328	7,891

Italy 3.59%

Banks 0.72%
UniCredit SpA	620,660	4,114
Capital Markets 1.19%
Anima Holding SpA †	659,248	6,769
Gas Utilities 1.68%
Snam SpA	1,946,270	9,576
Total Italy		20,459

Japan 20.62%

Airlines 1.27%
Japan Airlines Co., Ltd.	191,900	7,247
Auto Components 1.16%
Stanley Electric Co., Ltd.	310,000	6,629
Automobiles 2.71%
Honda Motor Co., Ltd.	302,600	9,716
Toyota Motor Corp.	85,800	5,714
		15,430
Banks 2.18%
Sumitomo Mitsui Financial Group, Inc.	277,300	12,405

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL CORE EQUITY FUND July 31, 2015

Investments	Shares	U.S. $ Fair Value (000)
Japan (continued)

Chemicals 0.69%
Asahi Kasei Corp.	514,486	$3,911
Diversified Financial Services 1.12%
ORIX Corp.	425,100	6,356
Electrical Equipment 1.46%
Nidec Corp.	92,700	8,306
Electronic Equipment, Instruments & Components 0.92%
Hitachi Ltd.	812,337	5,272
Information Technology Services 2.94%
Obic Co., Ltd.	177,800	8,450
SCSK Corp.	231,700	8,301
		16,751
Machinery 0.69%
NSK Ltd.	304,300	3,933
Pharmaceuticals 1.27%
Astellas Pharma, Inc.	478,900	7,214
Real Estate Management & Development 1.74%
Daiwa House Industry Co., Ltd.	398,400	9,925
Trading Companies & Distributors 1.62%
Sumitomo Corp.	808,800	9,205
Wireless Telecommunication Services 0.85%
SoftBank Group Corp.	87,700	4,869
Total Japan		117,453

Mexico 0.54%

Real Estate Investment Trusts
Macquarie Mexico Real Estate Management SA de CV *	2,078,300	3,085

Netherlands 5.93%

Beverages 2.18%
Heineken Holding NV	179,274	12,451
Construction & Engineering 0.93%
Arcadis NV	202,285	5,309
Insurance 1.29%
Aegon NV	954,438	7,342
Oil, Gas & Consumable Fuels 1.53%
Royal Dutch Shell plc Class A ADR	151,265	8,695
Total Netherlands		33,797

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL CORE EQUITY FUND July 31, 2015

Investments	Shares	U.S. $ Fair Value (000)
Norway 0.87%

Banks
DNB ASA	302,101	$4,926

South Korea 1.90%

Technology Hardware, Storage & Peripherals 1.11%
Samsung Electronics Co., Ltd.	6,237	6,316
Wireless Telecommunication Services 0.79%
SK Telecom Co., Ltd.	21,212	4,523
Total South Korea		10,839

Spain 1.94%

Airlines 0.75%
International Consolidated Airlines Group SA *	513,311	4,281
Construction & Engineering 1.19%
ACS Actividades de Construccion y Servicios SA	202,026	6,778
Total Spain		11,059

Sweden 2.58%

Diversified Telecommunication Services 1.50%
TeliaSonera AB	1,404,039	8,536
Machinery 1.08%
Volvo AB B Shares	519,862	6,153
Total Sweden		14,689

Switzerland 5.32%

Beverages 0.79%
Coca-Cola HBC AG CDI *	216,100	4,515
Personal Products 0.83%
Hengan International Group Co., Ltd.	423,000	4,728
Pharmaceuticals 3.70%
Novartis AG Registered Shares	109,517	11,379
Roche Holding AG	33,556	9,692
		21,071
Total Switzerland		30,314

Thailand 0.39%

Banks
Bangkok Bank Public Co., Ltd.	466,100	2,195

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL CORE EQUITY FUND July 31, 2015

Investments	Shares	U.S. $ Fair Value (000)
United Kingdom 19.17%

Banks 4.27%
Barclays plc	1,952,335	$8,810
HSBC Holdings plc	921,502	8,342
Lloyds Banking Group plc	5,526,764	7,181
		24,333
Beverages 1.23%
SABMiller plc	132,781	6,977
Capital Markets 0.94%
Jupiter Fund Management plc	730,944	5,360
Household Durables 1.62%
Berkeley Group Holdings plc	175,792	9,249
Insurance 1.48%
Prudential plc	358,714	8,445
Media 3.16%
ITV plc	1,845,559	8,090
Pearson plc	216,587	4,069
WPP plc	253,622	5,822
		17,981
Metals & Mining 1.11%
Rio Tinto plc ADR	163,162	6,301
Multi-Line Retail 0.49%
Debenhams plc	2,045,720	2,807
Personal Products 1.05%
Unilever plc	132,327	6,007
Pharmaceuticals 1.22%
AstraZeneca plc	102,869	6,940
Tobacco 1.98%
Imperial Tobacco Group plc	214,486	11,271
Trading Companies & Distributors 0.62%
Ashtead Group plc	230,156	3,528
Total United Kingdom		109,199

United States 0.99%

Health Care Equipment & Supplies
ResMed, Inc.	97,700	5,662
Total Common Stocks (cost $528,722,054)		553,392

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL CORE EQUITY FUND July 31, 2015

Investments	Shares	U.S. $ Fair Value (000)
PREFERRED STOCK 0.71%

Germany

Automobiles
Volkswagen AG (cost $4,969,199)	20,014	$4,009
Total Long-Term Investments (cost $533,691,253)		557,401

	Principal Amount (000)
SHORT-TERM INVESTMENT 2.14%

Repurchase Agreement

Repurchase Agreement dated 7/31/2015, Zero Coupon due 8/3/2015 with Fixed Income Clearing Corp. collateralized by $12,495,000 of U.S. Treasury Note at 1.50% due 5/31/2020; value: $12,448,144; proceeds: $12,200,238 (cost $12,200,238)	$12,200	12,200
Total Investments in Securities 99.98% (cost $545,891,491)		569,601
Foreign Cash and Other Assets in Excess of Liabilities(a) 0.02%		138
Net Assets 100.00%		$569,739

ADR	American Depositary Receipt.
CDI	CHESS Depositary Interest.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
(a)	Foreign Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL CORE EQUITY FUND July 31, 2015

Open Forward Foreign Currency Exchange Contracts at July 31, 2015:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Danish krone	Buy	Deutsche Bank AG	10/13/2015	23,380,000	$3,441,073	$3,446,417	$5,344
Danish krone	Buy	Goldman Sachs	10/13/2015	11,700,000	1,707,274	1,724,683	17,409
euro	Buy	Morgan Stanley	10/13/2015	870,000	952,099	956,408	4,309
euro	Buy	Morgan Stanley	10/13/2015	2,252,000	2,470,805	2,475,668	4,863
euro	Buy	UBS AG	10/13/2015	1,300,000	1,423,756	1,429,116	5,360
British pound	Sell	Bank of America	9/21/2015	940,000	1,477,116	1,467,458	9,658
British pound	Sell	Morgan Stanley	9/21/2015	852,000	1,339,941	1,330,079	9,862
British pound	Sell	Morgan Stanley	9/21/2015	902,000	1,431,150	1,408,135	23,015
Canadian dollar	Sell	Morgan Stanley	8/17/2015	1,500,000	1,221,072	1,146,815	74,257
Canadian dollar	Sell	Morgan Stanley	8/17/2015	3,700,000	3,063,272	2,828,811	234,461
Canadian dollar	Sell	Morgan Stanley	8/17/2015	1,800,000	1,496,627	1,376,178	120,449
Danish krone	Sell	Deutsche Bank AG	10/13/2015	8,400,000	1,269,796	1,238,234	31,562
euro	Sell	Goldman Sachs	10/13/2015	13,431,118	15,134,088	14,765,095	368,993
euro	Sell	Morgan Stanley	10/13/2015	470,000	526,133	516,680	9,453
euro	Sell	Morgan Stanley	10/13/2015	2,030,000	2,300,356	2,231,619	68,737
euro	Sell	Morgan Stanley	10/13/2015	11,450,000	12,888,818	12,587,213	301,605
euro	Sell	Morgan Stanley	10/13/2015	5,625,000	6,288,009	6,183,674	104,335
euro	Sell	Morgan Stanley	10/13/2015	1,344,000	1,501,593	1,477,486	24,107
euro	Sell	Standard Chartered Bank	10/13/2015	1,050,000	1,176,106	1,154,286	21,820
euro	Sell	UBS AG	10/13/2015	700,000	787,040	769,524	17,516
euro	Sell	UBS AG	10/13/2015	935,000	1,051,059	1,027,864	23,195
Indonesian rupiah	Sell	J.P. Morgan	10/5/2015	23,000,000,000	1,688,197	1,672,727	15,470
Singapore dollar	Sell	Morgan Stanley	9/18/2015	6,400,000	4,738,575	4,658,922	79,653
South Korean won	Sell	Bank of America	8/10/2015	10,485,000,000	9,558,669	8,987,183	571,486
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$2,146,919

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Australian dollar	Buy	Morgan Stanley	8/13/2015	10,860,000	$8,326,713	$7,934,643	$(392,070)
Australian dollar	Buy	Standard Chartered Bank	10/19/2015	16,030,000	12,367,360	11,670,086	(697,274)
Brazilian real	Buy	Goldman Sachs	11/16/2015	13,650,000	4,188,855	3,849,802	(339,053)
Canadian dollar	Buy	Morgan Stanley	8/17/2015	3,280,000	2,522,203	2,507,703	(14,500)
Danish krone	Buy	Goldman Sachs	10/13/2015	100,000,000	15,134,088	14,740,877	(393,211)
Danish krone	Buy	Morgan Stanley	10/13/2015	10,240,000	1,563,028	1,509,466	(53,562)
euro	Buy	Morgan Stanley	10/13/2015	1,340,000	1,485,097	1,473,089	(12,008)
euro	Buy	Morgan Stanley	10/13/2015	400,000	443,982	439,728	(4,254)
euro	Buy	Morgan Stanley	10/13/2015	3,574,000	3,963,764	3,928,969	(34,795)
euro	Buy	Morgan Stanley	10/13/2015	708,000	783,158	778,319	(4,839)
euro	Buy	Morgan Stanley	10/13/2015	571,000	640,839	627,712	(13,127)
euro	Buy	Morgan Stanley	10/13/2015	770,000	869,602	846,476	(23,126)
euro	Buy	Morgan Stanley	10/13/2015	1,600,000	1,807,294	1,758,912	(48,382)
euro	Buy	Morgan Stanley	10/13/2015	1,720,000	1,950,759	1,890,830	(59,929)
euro	Buy	Morgan Stanley	10/13/2015	770,000	867,064	846,476	(20,588)
euro	Buy	Morgan Stanley	10/13/2015	1,300,000	1,444,266	1,429,116	(15,150)
euro	Buy	Morgan Stanley	10/13/2015	1,300,000	1,429,157	1,429,116	(41)
euro	Buy	Standard Charter Bank	10/13/2015	1,430,000	1,622,695	1,572,027	(50,668)
Singapore dollar	Buy	Morgan Stanley	9/18/2015	6,400,000	4,838,145	4,658,922	(179,223)
South African rand	Buy	Deutsche Bank AG	8/20/2015	51,425,000	4,192,073	4,053,679	(138,394)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL CORE EQUITY FUND July 31, 2015

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
South Korean won	Buy	Bank of America	8/10/2015	1,650,000,000	$1,479,210	$1,414,292	$(64,918)
South Korean won	Buy	Barclays Bank plc	8/10/2015	4,575,000,000	4,108,187	3,921,446	(186,741)
South Korean won	Buy	J.P. Morgan	8/10/2015	1,960,000,000	1,761,006	1,680,008	(80,998)
South Korean won	Buy	J.P. Morgan	8/10/2015	2,300,000,000	2,090,757	1,971,437	(119,320)
Swiss franc	Buy	Morgan Stanley	9/18/2015	13,050,000	14,343,917	13,525,387	(818,530)
Swiss franc	Buy	Standard Charter Bank	10/22/2015	9,200,000	10,096,853	9,546,942	(549,911)
British pound	Sell	Barclays Bank plc	9/21/2015	1,750,000	2,691,507	2,731,969	(40,462)
British pound	Sell	Morgan Stanley	9/21/2015	745,000	1,161,000	1,163,038	(2,038)
British pound	Sell	Morgan Stanley	9/21/2015	263,000	407,835	410,576	(2,741)
British pound	Sell	Morgan Stanley	9/21/2015	739,000	1,145,408	1,153,672	(8,264)
British pound	Sell	Morgan Stanley	9/21/2015	374,000	573,189	583,861	(10,672)
British pound	Sell	Morgan Stanley	9/21/2015	1,160,000	1,770,805	1,810,905	(40,100)
euro	Sell	J.P. Morgan	10/13/2015	1,100,000	1,204,643	1,209,252	(4,609)
euro	Sell	J.P. Morgan	10/13/2015	1,160,000	1,262,064	1,275,211	(13,147)
euro	Sell	Morgan Stanley	10/13/2015	1,100,000	1,206,192	1,209,252	(3,060)
Indian rupee	Sell	Deutsche Bank AG	11/2/2015	366,000,000	5,632,069	5,639,503	(7,434)
Indian rupee	Sell	Goldman Sachs	11/2/2015	131,000,000	2,017,936	2,018,511	(575)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(4,447,714)

The following is a summary of the inputs used as of July 31, 2015 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks(3)	$553,392	$—	$—	$553,392
Preferred Stock(3)	4,009	—	—	4,009
Repurchase Agreement	—	12,200	—	12,200
Total	$557,401	$12,200	$—	$569,601
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$2,147	$—	$2,147
Liabilities	—	(4,448)	—	(4,448)
Total	$—	$(2,301)	$—	$(2,301)

(1)	Refer to Note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	As of July 31, 2015, the Fund utilized the last sale or official closing price on the exchange or system on which the foreign securities are principally traded, which resulted in Level 1 inputs for all foreign securities. As of October 31, 2014, the Fund utilized adjusted valuations for the majority of foreign securities (as described in Note 2(a)), which resulted in Level 2 inputs. For the period ended July 31, 2015, the total securities transferred from Level 2 to Level 1 amounted to $423,341,362.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL DIVIDEND INCOME FUND July 31, 2015

Investments	Shares	U.S. $ Fair Value (000)
LONG-TERM INVESTMENTS 96.13%

COMMON STOCKS 94.39%

Australia 6.49%

Banks 2.40%
National Australia Bank Ltd.	2,400,311	$61,004
Electric: Utilities 0.71%
AusNet Services	17,848,377	18,134
Personal Products 0.61%
Asaleo Care Ltd.	12,519,877	15,649
Real Estate Investment Trusts 2.77%
Federation Centres	11,732,529	25,728
Mirvac Group	17,523,358	24,209
Scentre Group	7,065,064	20,450
		70,387
Total Australia		165,174

Belgium 0.98%

Air Freight & Logistics
bpost SA	880,439	24,904

Canada 7.02%

Oil, Gas & Consumable Fuels 6.38%
Baytex Energy Corp.	3,893,800	33,524
Canadian Oil Sands Ltd.	408,500	2,330
Crescent Point Energy Corp.	2,960,952	44,849
Enerplus Corp.	2,838,100	18,033
Freehold Royalties Ltd.	1,648,740	16,338
Whitecap Resources, Inc.	5,439,000	47,410
		162,484
Real Estate Investment Trusts 0.64%
RioCan Real Estate Investment Trust	791,000	16,203
Total Canada		178,687

China 3.22%

Banks 0.80%
Bank of China Ltd. H Shares	37,261,500	20,380

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL DIVIDEND INCOME FUND July 31, 2015

Investments	Shares	U.S. $ Fair Value (000)
China (continued)

Real Estate Management & Development 2.42%
Greentown China Holdings Ltd. *	14,496,100	$14,305
KWG Property Holding Ltd.	30,618,700	22,987
Longfor Properties Co., Ltd.	16,953,300	24,230
		61,522
Total China		81,902

Denmark 1.41%

Diversified Telecommunication Services
TDC A/S	4,766,393	35,950

Finland 1.21%

Diversified Telecommunication Services
Elisa OYJ	912,798	30,746

France 6.82%

Banks 1.44%
BNP Paribas SA	561,333	36,564
Diversified Telecommunication Services 0.82%
Orange SA	1,265,888	20,763
Insurance 1.38%
AXA SA	1,330,320	35,065
Oil, Gas & Consumable Fuels 1.96%
Total SA ADR	1,013,819	49,971
Real Estate Investment Trusts 1.22%
Klepierre	682,804	31,079
Total France		173,442

Germany 5.90%

Automobiles 0.72%
Daimler AG Registered Shares	205,357	18,356
Diversified Telecommunication Services 1.08%
Deutsche Telekom AG Registered Shares	1,529,007	27,624
Industrial Conglomerates 0.26%
Siemens AG Registered Shares	61,087	6,537
Media 1.57%
ProSiebenSat.1 Media SE	780,976	39,926

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL DIVIDEND INCOME FUND July 31, 2015

Investments	Shares	U.S. $ Fair Value (000)
Germany (continued)

Wireless Telecommunication Services 2.27%
Freenet AG	1,679,699	$57,694
Total Germany		150,137

Hong Kong 2.31%

Hotels, Restaurants & Leisure 0.60%
SJM Holdings Ltd.	13,082,500	15,188
Industrial Conglomerates 1.41%
CK Hutchison Holdings Ltd.	2,414,400	35,847
Real Estate Management & Development 0.30%
Cheung Kong Property Holdings Ltd. *	920,000	7,667
Total Hong Kong		58,702

India 0.25%

Thrifts & Mortgage Finance
Indiabulls Housing Finance Ltd.	562,939	6,481

Israel 1.12%

Diversified Telecommunication Services
Bezeq The Israeli Telecommunication Corp., Ltd.	15,481,502	28,552

Italy 2.72%

Capital Markets 0.88%
Anima Holding SpA †	2,193,350	22,523
Gas Utilities 1.84%
Snam SpA	9,507,938	46,780
Total Italy		69,303

Japan 9.89%

Airlines 1.66%
Japan Airlines Co., Ltd.	1,114,500	42,085
Automobiles 2.03%
Nissan Motor Co., Ltd.	2,637,400	25,505
Toyota Motor Corp.	392,300	26,124
		51,629

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL DIVIDEND INCOME FUND July 31, 2015

Investments	Shares	U.S. $ Fair Value (000)
Japan (continued)

Banks 2.08%
Aozora Bank Ltd.	5,167,400	$19,847
Sumitomo Mitsui Financial Group, Inc.	740,400	33,120
		52,967
Capital Markets 0.94%
Daiwa Securities Group, Inc.	3,083,000	23,973
Real Estate Management & Development 1.53%
Daiwa House Industry Co., Ltd.	1,560,800	38,883
Trading Companies & Distributors 1.65%
Sumitomo Corp.	3,695,700	42,061
Total Japan		251,598

Mexico 0.54%

Real Estate Investment Trusts
Macquarie Mexico Real Estate Management SA de CV *	9,266,466	13,757

Netherlands 3.59%

Insurance 1.31%
Aegon NV	4,328,924	33,299
Oil, Gas & Consumable Fuels 2.28%
Royal Dutch Shell plc Class A ADR	1,010,944	58,109
Total Netherlands		91,408

New Zealand 1.72%

Airlines 0.98%
Air New Zealand Ltd.	14,249,339	24,832
Diversified Telecommunication Services 0.74%
Spark New Zealand Ltd.	9,693,269	18,939
Total New Zealand		43,771

Portugal 1.26%

Electric: Utilities
EDP - Energias de Portugal SA	8,701,043	32,184

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL DIVIDEND INCOME FUND July 31, 2015

Investments	Shares	U.S. $ Fair Value (000)
Russia 0.10%

Oil, Gas & Consumable Fuels
Gazprom PAO ADR	522,430	$2,429

Singapore 0.79%

Real Estate Investment Trusts
Mapletree Logistics Trust	24,682,600	19,971

South Africa 0.35%

Metals & Mining
Kumba Iron Ore Ltd.	1,049,303	9,007

South Korea 0.73%

Wireless Telecommunication Services
SK Telecom Co., Ltd.	87,026	18,556

Spain 3.66%

Construction & Engineering 0.88%
ACS Actividades de Construccion y Servicios SA	664,903	22,309
Diversified Financial Services 0.88%
Bolsas y Mercados Espanoles, SHMFS, SA	543,813	22,486
Gas Utilities 1.43%
Enagas SA	1,295,522	36,395
Oil, Gas & Consumable Fuels 0.47%
Repsol SA	705,233	11,850
Total Spain		93,040

Sweden 2.74%

Diversified Telecommunication Services 1.73%
TeliaSonera AB	7,231,159	43,965
Machinery 1.01%
Volvo AB B Shares	2,178,877	25,788
Total Sweden		69,753

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL DIVIDEND INCOME FUND July 31, 2015

Investments	Shares	U.S. $ Fair Value (000)
Switzerland 2.99%

Pharmaceuticals 2.50%
Novartis AG Registered Shares	340,574	$35,386
Roche Holding AG	97,657	28,207
		63,593
Semiconductors & Semiconductor Equipment 0.49%
STMicroelectronics NV	1,592,650	12,441
Total Switzerland		76,034

Taiwan 0.71%

Technology Hardware, Storage & Peripherals
Asustek Computer, Inc.	2,004,300	18,093

Turkey 0.79%

Automobiles
Tofas Turk Otomobil Fabrikasi AS	3,077,856	20,159

United Kingdom 25.08%

Aerospace & Defense 1.05%
BAE Systems plc	3,577,439	26,827
Banks 3.22%
Barclays plc	8,840,469	39,892
HSBC Holdings plc	4,635,184	41,962
		81,854
Beverages 0.65%
Diageo plc	589,499	16,474
Capital Markets 1.58%
Jupiter Fund Management plc	5,470,033	40,115
Food & Staples Retailing 0.84%
J Sainsbury plc	5,190,271	21,471
Household Durables 1.82%
Berkeley Group Holdings plc	880,382	46,319
Insurance 2.22%
Lancashire Holdings Ltd.	2,690,468	27,058
Prudential plc	1,245,299	29,317
		56,375
Media 3.10%
ITV plc	9,000,290	39,453

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL DIVIDEND INCOME FUND July 31, 2015

Investments	Shares	U.S. $ Fair Value (000)
United Kingdom (continued)

Pearson plc	1,007,080	$18,920
RELX plc	1,178,128	20,569
		78,942
Metals & Mining 1.31%
Rio Tinto plc ADR	863,035	33,330
Multi-Utilities 1.50%
National Grid plc	2,871,562	38,256
Oil, Gas & Consumable Fuels 1.41%
BP plc	5,826,520	35,982
Personal Products 1.27%
Unilever plc	712,106	32,328
Pharmaceuticals 1.94%
AstraZeneca plc	397,692	26,829
GlaxoSmithKline plc	1,033,443	22,530
		49,359
Tobacco 2.01%
Imperial Tobacco Group plc	975,410	51,257
Wireless Telecommunication Services 1.16%
Vodafone Group plc	7,813,500	29,511
Total United Kingdom		638,400
Total Common Stocks (cost $2,503,402,789)		2,402,140

	Principal Amount
CORPORATE BOND 0.93%

Spain

Banks
Banco Popular Espanol SA (a) (cost $27,771,053)	$19,000,000	23,699

	Shares
PREFERRED STOCK 0.81%

Brazil

Independent Power and Renewable Electricity Producer
AES Tiete SA (cost $35,975,862)	3,845,400	20,553
Total Long-Term Investments (cost $2,567,149,704)		2,446,392

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL DIVIDEND INCOME FUND July 31, 2015

Investments	Principal Amount (000)	U.S. $ Fair Value (000)
SHORT-TERM INVESTMENT 3.23%

Repurchase Agreement

Repurchase Agreement dated 7/31/2015, Zero Coupon due 8/3/2015 with Fixed Income Clearing Corp. collateralized by $75,790,000 of U.S. Treasury Note at 3.625% due 2/15/2020; value: $83,937,425; proceeds: $82,290,072 (cost $82,290,072)	$82,290	$82,290
Total Investments in Securities 99.36% (cost $2,649,439,776)		2,528,682
Foreign Cash and Other Assets in Excess of Liabilities(b) 0.64%		16,358
Net Assets 100.00%		$2,545,040

ADR	American Depositary Receipt.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
(a)	The security has an interest rate of 11.50%, is perpetual in nature and has no stated maturity.
(b)	Foreign Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts as follows:

Open Forward Foreign Currency Exchange Contracts at July 31, 2015:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
British pound	Buy	Standard Charter Bank	9/18/2015	4,970,000	$7,665,651	$7,758,947	$93,296
Danish krone	Buy	Deutsche Bank AG	10/13/2015	27,000,000	3,924,191	3,980,037	55,846
euro	Buy	Bank of America	10/13/2015	12,300,000	13,497,553	13,521,635	24,082
euro	Buy	Morgan Stanley	10/13/2015	8,000,000	8,754,933	8,794,559	39,626
euro	Buy	Morgan Stanley	10/13/2015	3,330,000	3,631,432	3,660,735	29,303
South African rand	Buy	J.P.Morgan	10/13/2015	266,000,000	20,687,519	20,770,432	82,913
Australian dollar	Sell	Deutsche Bank AG	10/19/2015	17,235,000	13,213,282	12,547,345	665,937
British pound	Sell	J.P.Morgan	9/18/2015	86,300,000	135,803,380	134,727,790	1,075,590
Canadian dollar	Sell	J.P.Morgan	10/19/2015	9,600,000	7,366,790	7,336,854	29,936
Canadian dollar	Sell	Morgan Stanley	10/19/2015	14,500,000	11,145,223	11,081,707	63,516

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL DIVIDEND INCOME FUND July 31, 2015

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Danish krone	Sell	Morgan Stanley	10/13/2015	24,000,000	$3,564,906	$3,537,811	$27,095
euro	Sell	Goldman Sachs	10/13/2015	59,231,232	66,741,328	65,114,070	1,627,258
euro	Sell	J.P.Morgan	10/13/2015	7,250,000	8,086,132	7,970,069	116,063
euro	Sell	Morgan Stanley	10/13/2015	5,600,000	6,172,101	6,156,191	15,910
euro	Sell	Morgan Stanley	10/13/2015	2,980,000	3,335,907	3,275,973	59,934
euro	Sell	Morgan Stanley	10/13/2015	4,000,000	4,515,072	4,397,279	117,793
euro	Sell	Morgan Stanley	10/13/2015	3,050,000	3,362,685	3,352,926	9,759
euro	Sell	Morgan Stanley	10/13/2015	148,800,000	167,498,357	163,578,797	3,919,560
euro	Sell	Standard Charter Bank	10/13/2015	5,300,000	5,936,533	5,826,395	110,138
euro	Sell	UBS AG	10/13/2015	3,855,000	4,333,509	4,237,878	95,631
euro	Sell	UBS AG	10/13/2015	6,470,000	7,274,499	7,112,599	161,900
Japanese yen	Sell	J.P.Morgan	9/11/2015	598,200,000	4,833,628	4,828,758	4,870
Japanese yen	Sell	Morgan Stanley	9/11/2015	9,825,000,000	82,443,814	79,308,837	3,134,977
Japanese yen	Sell	Standard Charter Bank	10/22/2015	18,860,000,000	153,951,769	152,346,045	1,605,724
New Zealand dollar	Sell	Bank of America	10/5/2015	17,335,000	12,268,257	11,386,148	882,109
South African rand	Sell	Deutsche Bank AG	8/3/2015	22,421,862	1,775,843	1,772,444	3,399
South Korean won	Sell	Bank of America	8/10/2015	19,200,000,000	17,503,715	16,457,217	1,046,498
Swiss franc	Sell	Standard Charter Bank	10/22/2015	21,150,000	23,211,787	21,947,590	1,264,197
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$16,362,860

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Australian dollar	Buy	Standard Charter Bank	10/19/2015	231,600,000	$178,682,503	$168,608,358	$(10,074,145)
Canadian dollar	Buy	J.P.Morgan	10/19/2015	253,400,000	205,315,134	193,662,384	(11,652,750)
Colombian peso	Buy	Citibank	9/8/2015	30,000,000,000	12,363,487	10,400,899	(1,962,588)
Danish krone	Buy	Goldman Sachs	10/13/2015	441,000,000	66,741,328	65,007,270	(1,734,058)
euro	Buy	Goldman Sachs	10/13/2015	4,260,000	4,811,362	4,683,103	(128,259)
euro	Buy	J.P.Morgan	10/13/2015	5,700,000	6,315,160	6,266,123	(49,037)
euro	Buy	Morgan Stanley	10/13/2015	7,000,000	7,763,388	7,695,239	(68,149)
euro	Buy	Morgan Stanley	10/13/2015	8,500,000	9,420,388	9,344,219	(76,169)
euro	Buy	Morgan Stanley	10/13/2015	2,000,000	2,221,947	2,198,640	(23,307)
euro	Buy	Morgan Stanley	10/13/2015	21,100,000	23,196,319	23,195,650	(669)
euro	Buy	Morgan Stanley	10/13/2015	2,925,000	3,238,414	3,215,511	(22,903)
euro	Buy	Standard Charter Bank	10/13/2015	14,830,000	16,679,439	16,302,914	(376,525)
euro	Buy	UBS AG	10/13/2015	2,740,000	3,032,005	3,012,137	(19,868)
Japanese yen	Buy	J.P.Morgan	9/11/2015	1,157,000,000	9,442,053	9,339,473	(102,580)
Japanese yen	Buy	Morgan Stanley	9/11/2015	755,000,000	6,220,171	6,094,470	(125,701)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL DIVIDEND INCOME FUND July 31, 2015

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Japanese yen	Buy	Morgan Stanley	9/11/2015	991,000,000	$8,098,498	$7,999,497	$(99,001)
Japanese yen	Buy	Morgan Stanley	9/11/2015	965,000,000	7,900,561	7,789,621	(110,940)
Norwegian krone	Buy	Goldman Sachs	10/8/2015	283,100,000	36,405,779	34,608,167	(1,797,612)
Russian ruble	Buy	J.P.Morgan	11/23/2015	537,500,000	9,045,776	8,450,293	(595,483)
Singapore dollar	Buy	Morgan Stanley	9/18/2015	40,100,000	30,314,003	29,191,057	(1,122,946)
South African rand	Buy	J.P.Morgan	11/23/2015	386,000,000	30,327,139	29,921,191	(405,948)
South Korean won	Buy	Barclays Bank plc	8/10/2015	19,200,000,000	17,240,915	16,457,217	(783,698)
Swedish krona	Buy	Morgan Stanley	11/23/2015	407,000,000	47,380,992	47,292,681	(88,311)
British pound	Sell	Morgan Stanley	9/18/2015	6,200,000	9,473,183	9,679,169	(205,986)
British pound	Sell	Morgan Stanley	9/18/2015	5,600,000	8,591,694	8,742,475	(150,781)
British pound	Sell	Morgan Stanley	9/18/2015	1,789,000	2,775,305	2,792,909	(17,604)
euro	Sell	Deutsche Bank AG	10/13/2015	3,622,588	3,924,190	3,982,383	(58,193)
euro	Sell	J.P.Morgan	10/13/2015	1,665,000	1,812,592	1,830,367	(17,775)
euro	Sell	J.P.Morgan	10/13/2015	1,700,000	1,846,104	1,868,844	(22,740)
euro	Sell	J.P.Morgan	10/13/2015	5,500,000	5,960,075	6,046,259	(86,184)
euro	Sell	Morgan Stanley	10/13/2015	4,300,000	4,715,116	4,727,076	(11,960)
Japanese yen	Sell	Morgan Stanley	9/11/2015	3,700,000,000	29,851,327	29,866,941	(15,614)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(32,007,484)

The following is a summary of the inputs used as of July 31, 2015 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks(3)	$2,402,140	$—	$—	$2,402,140
Corporate Bond	—	23,699	—	23,699
Preferred Stock	20,553	—	—	20,553
Repurchase Agreement	—	82,290	—	82,290
Total	$2,422,693	$105,989	$—	$2,528,682
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$16,363	$—	$16,363
Liabilities	—	(32,008)	—	(32,008)
Total	$—	$(15,645)	$—	$(15,645)

(1)	Refer to Note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	As of July 31, 2015, the Fund utilized the last sale or official closing price on the exchange or system on which the foreign securities are principally traded, which resulted in Level 1 inputs for all foreign securities. As of October 31, 2014, the Fund utilized adjusted valuations for the majority of foreign securities (as described in Note 2(a)), which resulted in Level 2 inputs. For the period ended July 31, 2015, the total securities transferred from Level 2 to Level 1 amounted to $1,600,885,200.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND July 31, 2015

Investments	Shares	U.S. $ Fair Value (000)
LONG-TERM INVESTMENTS 94.48%

COMMON STOCKS 94.40%

Australia 5.18%

Commercial Services & Supplies 0.97%
Spotless Group Holdings Ltd.	4,204,458	$6,008
Food Products 0.67%
Select Harvests Ltd.	430,378	4,150
Hotels, Restaurants & Leisure 1.19%
Mantra Group Ltd.	2,784,128	7,367
Multi-Utilities 1.23%
DUET Group	4,740,636	7,623
Real Estate Investment Trusts 1.12%
Charter Hall Group	1,995,826	6,900
Total Australia		32,048

Austria 0.54%

Semiconductors & Semiconductor Equipment
ams AG	76,264	3,311

Canada 4.52%

Auto Components 1.19%
Linamar Corp.	120,527	7,355
Metals & Mining 0.83%
HudBay Minerals, Inc.	798,366	5,146
Oil, Gas & Consumable Fuels 1.53%
Bankers Petroleum Ltd. *	1,530,850	2,985
Vermilion Energy, Inc.	70,700	2,379
Whitecap Resources, Inc.	470,200	4,098
		9,462
Paper & Forest Products 0.97%
Interfor Corp. *	486,209	6,008
Total Canada		27,971

China 0.39%

Oil, Gas & Consumable Fuels
China Suntien Green Energy Corp., Ltd. Class H	13,468,000	2,380

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND July 31, 2015

Investments	Shares	U.S. $ Fair Value (000)
Finland 1.37%

Leisure Product
Amer Sports OYJ	290,319	$8,453

France 2.53%

Commercial Services & Supplies 1.11%
Elior †	348,254	6,852
Information Technology Services 1.08%
Altran Technologies SA	568,561	6,713
Life Sciences Tools & Services 0.34%
Genfit *	51,980	2,083
Total France		15,648

Germany 4.04%

Internet Software & Services 0.62%
XING AG	22,595	3,799
Life Sciences Tools & Services 1.43%
Gerresheimer AG	72,911	5,358
MorphoSys AG *	43,213	3,491
		8,849
Machinery 1.00%
Deutz AG	1,059,023	6,198
Real Estate Management & Development 0.99%
Patrizia Immobilien AG *	227,857	6,106
Total Germany		24,952

Hong Kong 3.18%

Capital Markets 0.28%
Sun Hung Kai & Co., Ltd.	2,621,782	1,745
Communications Equipment 0.75%
VTech Holdings Ltd.	370,700	4,614
Diversified Telecommunication Services 0.42%
HKBN Ltd. *	2,409,206	2,589
Energy Equipment & Services 0.26%
Hilong Holding Ltd.	6,298,900	1,617
Household Durables 1.01%
Techtronic Industries Co., Ltd.	1,759,000	6,206

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND July 31, 2015

Investments	Shares	U.S. $ Fair Value (000)
Hong Kong (continued)

Machinery 0.46%
Sinotruk Hong Kong Ltd.	5,481,300	$2,856
Total Hong Kong		19,627

India 4.85%

Real Estate Management & Development 1.07%
Housing Development & Infrastructure Ltd. *	2,705,589	3,635
Oberoi Realty Ltd.	723,184	2,968
		6,603
Thrifts & Mortgage Finance 3.78%
Dewan Housing Finance Corp., Ltd.	1,229,034	9,227
Indiabulls Housing Finance Ltd.	1,226,757	14,124
		23,351
Total India		29,954

Indonesia 1.29%

Banks 1.08%
Bank Tabungan Negara Persero Tbk PT	77,355,304	6,691
Consumer Finance 0.21%
PT Clipan Finance Indonesia Tbk *	52,233,850	1,301
Total Indonesia		7,992

Ireland 2.72%

Health Care Providers & Services 1.44%
UDG Healthcare plc	1,138,723	8,918
Household Durables 1.28%
Cairn Homes plc *	6,629,700	7,900
Total Ireland		16,818

Israel 1.22%

Chemicals
Frutarom Industries Ltd.	179,379	7,565

Italy 5.48%

Banks 0.98%
Banca Popolare di Milano Scarl	5,601,097	6,065

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND July 31, 2015

Investments	Shares	U.S. $ Fair Value (000)
Italy (continued)

Beverages 1.21%
Davide Campari-Milano SpA	938,956	$7,513
Capital Markets 1.64%
Anima Holding SpA †	988,450	10,150
Textiles, Apparel & Luxury Goods 1.65%
Brunello Cucinelli SpA	180,244	3,397
Moncler SpA	333,753	6,781
		10,178
Total Italy		33,906

Japan 21.77%

Auto Components 1.03%
Toyo Tire & Rubber Co., Ltd.	288,800	6,345
Construction & Engineering 2.20%
Maeda Road Construction Co., Ltd.	408,000	7,503
SHO-BOND Holdings Co., Ltd.	153,100	6,133
		13,636
Diversified Financial Services 1.23%
Century Tokyo Leasing Corp.	224,500	7,617
Electronic Equipment, Instruments & Components 0.87%
Hitachi High-Technologies Corp.	231,500	5,408
Food & Staples Retailing 1.18%
Sundrug Co., Ltd.	125,200	7,304
Hotels, Restaurants & Leisure 1.14%
St. Marc Holdings Co., Ltd.	201,600	7,027
Household Durables 2.28%
Haseko Corp.	545,600	6,916
Iida Group Holdings Co., Ltd.	409,800	7,195
		14,111
Information Technology Services 3.60%
NS Solutions Corp.	118,400	4,676
Obic Co., Ltd.	169,800	8,070
SCSK Corp.	265,800	9,522
		22,268
Machinery 3.00%
CKD Corp.	542,000	5,379
Nabtesco Corp.	278,400	6,126
Takeuchi Manufacturing Co., Ltd.	114,700	7,061
		18,566

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND July 31, 2015

Investments	Shares	U.S. $ Fair Value (000)
Japan (continued)

Professional Services 2.48%
en-japan, Inc.	209,400	$4,731
Tanseisha Co., Ltd.	380,000	2,802
Temp Holdings Co., Ltd.	187,800	7,774
		15,307
Real Estate Management & Development 1.08%
Hulic Co., Ltd.	672,000	6,653
Software 0.47%
NSD Co., Ltd.	216,500	2,909
Specialty Retail 0.65%
Komehyo Co., Ltd.	128,400	4,020
Wireless Telecommunication Services 0.56%
Okinawa Cellular Telephone Co.	112,600	3,443
Total Japan		134,614

Luxembourg 2.35%

Machinery 1.16%
Stabilus SA *	195,558	7,196
Real Estate Management & Development 1.19%
Grand City Properties SA	424,698	7,348
Total Luxembourg		14,544

Netherlands 2.72%

Construction & Engineering 0.97%
Arcadis NV	229,432	6,022
Machinery 1.01%
Aalberts Industries NV	198,019	6,216
Professional Services 0.74%
USG People NV	298,858	4,575
Total Netherlands		16,813

New Zealand 0.98%

Airlines
Air New Zealand Ltd.	3,476,040	6,058

Philippines 1.55%

Banks 0.60%
Rizal Commercial Banking Corp.	4,295,080	3,709

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND July 31, 2015

Investments	Shares	U.S. $ Fair Value (000)
Philippines (continued)

Real Estate Management & Development 0.95%
Filinvest Land, Inc.	141,454,000	$5,846
Total Philippines		9,555

Portugal 1.00%

Multi-Utilities
REN — Redes Energeticas Nacionais SGPS SA	2,063,430	6,184

Spain 2.63%

Food Products 1.19%
Ebro Foods SA	369,194	7,372
Real Estate Investment Trusts 0.60%
Merlin Properties Socimi SA *	338,158	3,706
Real Estate Management & Development 0.84%
Hispania Activos Inmobiliarios SA *	339,469	5,182
Total Spain		16,260

Sweden 2.30%

Commercial Services & Supplies 1.32%
Loomis AB Class B	291,415	8,148
Food & Staples Retailing 0.98%
Axfood AB	358,194	6,091
Total Sweden		14,239

Switzerland 3.58%

Capital Markets 0.64%
EFG International AG *	337,637	3,931
Commercial Services & Supplies 1.16%
Gategroup Holding AG *	194,901	7,201
Electronic Equipment, Instruments & Components 0.55%
Sunny Optical Technology Group Co., Ltd.	1,775,000	3,425
Household Durables 1.23%
Forbo Holding AG Registered Shares *	6,231	7,596
Total Switzerland		22,153

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND July 31, 2015

Investments	Shares	U.S. $ Fair Value (000)
Taiwan 1.23%

Technology Hardware, Storage & Peripherals
Adlink Technology, Inc.	1,540,100	$4,210
Casetek Holdings Ltd.	603,500	3,422
		7,632

United Kingdom 16.00%

Capital Markets 1.43%
Ashmore Group plc	848,441	3,529
Jupiter Fund Management plc	726,286	5,326
		8,855
Chemicals 0.98%
Essentra plc	425,731	6,067
Communications Equipment 0.76%
Telit Communications plc *	914,329	4,676
Diversified Financial Services 1.41%
Arrow Global Group plc	2,070,544	8,730
Household Durables 1.82%
Berkeley Group Holdings plc	121,338	6,384
DFS Furniture plc *	1,091,441	4,858
		11,242
Information Technology Services 1.04%
Innovation Group plc	12,805,507	6,449
Machinery 0.25%
Bodycote plc	144,365	1,542
Multi-Line Retail 3.37%
B&M European Value Retail SA	1,334,154	7,432
Debenhams plc	5,338,862	7,324
Poundland Group plc	1,151,987	6,066
		20,822
Professional Services 2.97%
Exova Group plc	1,666,655	4,379
Hays plc	2,734,874	7,120
Michael Page International plc	802,920	6,871
		18,370
Software 0.11%
Tungsten Corp. plc *	614,443	667
Specialty Retail 1.01%
Howden Joinery Group plc	808,074	6,254

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND July 31, 2015

Investments	Shares	U.S. $ Fair Value (000)
United Kingdom (continued)

Textiles, Apparel & Luxury Goods 0.61%
Jimmy Choo plc *	1,423,571	$3,768
Trading Companies & Distributors 0.24%
HSS Hire Group plc *†	699,531	1,445
Total United Kingdom		98,887

United States 0.98%

Diversified Financial Services
iShares MSCI EAFE Small-Cap ETF	117,827	6,063
Total Common Stocks (cost $540,042,142)		583,627

RIGHTS 0.08%

Spain

Real Estate Investment Trusts
Merlin Properties Socimi SA * (cost $0)	338,158	483
Total Long-Term Investments (cost $540,042,142)		584,110

	Principal Amount (000)
SHORT-TERM INVESTMENT 4.12%

Repurchase Agreement

Repurchase Agreement dated 7/31/2015, Zero Coupon due 8/3/2015 with Fixed Income Clearing Corp. collateralized by $23,440,000 of U.S. Treasury Note at 3.625% due 2/15/2020; value: $25,959,800; proceeds: $25,450,295 (cost $25,450,295)	$25,450	25,450
Total Investments in Securities 98.60% (cost $565,492,437)		609,560
Foreign Cash and Other Assets in Excess of Liabilities(a) 1.40%		8,684
Net Assets 100.00%		$618,244

ETF	Exchange Traded Fund.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
(a)	Foreign Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND July 31, 2015

Open Forward Foreign Currency Exchange Contracts at July 31, 2015:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Danish krone	Buy	Morgan Stanley	10/13/2015	10,400,000	$1,518,216	$1,533,051	$14,835
euro	Buy	Morgan Stanley	10/13/2015	900,000	984,930	989,388	4,458
euro	Buy	Morgan Stanley	10/13/2015	430,000	469,406	472,707	3,301
euro	Buy	Morgan Stanley	10/13/2015	691,000	758,138	759,630	1,492
euro	Buy	Morgan Stanley	10/13/2015	1,460,000	1,594,013	1,605,007	10,994
euro	Buy	UBS AG	10/13/2015	3,170,000	3,475,737	3,484,844	9,107
euro	Sell	Goldman Sachs	10/13/2015	15,445,786	17,404,201	16,979,859	424,342
euro	Sell	J.P. Morgan	10/13/2015	820,000	914,569	901,442	13,127
euro	Sell	J.P. Morgan	10/13/2015	1,232,000	1,355,753	1,354,362	1,391
euro	Sell	Morgan Stanley	10/13/2015	1,380,000	1,520,109	1,517,062	3,047
euro	Sell	Morgan Stanley	10/13/2015	1,820,000	2,034,520	2,000,762	33,758
euro	Sell	Morgan Stanley	10/13/2015	2,025,000	2,237,008	2,226,123	10,885
euro	Sell	Morgan Stanley	10/13/2015	6,630,000	7,512,987	7,288,491	224,496
euro	Sell	Morgan Stanley	10/13/2015	1,030,000	1,147,475	1,132,300	15,175
euro	Sell	Morgan Stanley	10/13/2015	2,755,000	3,039,325	3,028,626	10,699
euro	Sell	Morgan Stanley	10/13/2015	620,000	704,269	681,578	22,691
euro	Sell	Morgan Stanley	10/13/2015	875,000	975,062	961,905	13,157
euro	Sell	Morgan Stanley	10/13/2015	396,000	450,134	435,331	14,803
euro	Sell	Standard Charter Bank	10/13/2015	850,000	952,086	934,422	17,664
euro	Sell	UBS AG	10/13/2015	1,030,000	1,133,323	1,132,299	1,024
euro	Sell	UBS AG	10/13/2015	1,500,000	1,686,515	1,648,980	37,535
euro	Sell	UBS AG	10/13/2015	570,923	634,906	627,627	7,279
Indian rupee	Sell	UBS AG	11/2/2015	98,000,000	1,520,776	1,510,031	10,745
Japanese yen	Sell	Morgan Stanley	10/13/2015	257,200,000	2,081,771	2,077,341	4,430
Japanese yen	Sell	Morgan Stanley	10/13/2015	470,700,000	3,805,169	3,801,727	3,442
Japanese yen	Sell	Standard Charter Bank	10/13/2015	512,000,000	4,187,904	4,135,297	52,607
New Zealand dollar	Sell	Morgan Stanley	9/18/2015	4,300,000	3,186,794	2,828,067	358,727
Philippine peso	Sell	Bank of America	8/10/2015	228,500,000	5,101,927	5,012,064	89,863
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$1,415,074

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
British pound	Buy	Bank of America	9/21/2015	1,450,000	$2,265,237	$2,263,632	$(1,605)
British pound	Buy	Morgan Stanley	9/21/2015	2,900,000	4,532,739	4,527,264	(5,475)
Canadian dollar	Buy	Morgan Stanley	8/17/2015	7,925,000	6,477,915	6,059,007	(418,908)
Canadian dollar	Buy	Morgan Stanley	8/17/2015	1,425,000	1,140,482	1,089,475	(51,007)
Danish krone	Buy	Goldman Sachs	10/13/2015	115,000,000	17,404,201	16,952,009	(452,192)
Danish krone	Buy	UBS AG	10/13/2015	4,250,000	634,906	626,487	(8,419)
euro	Buy	Morgan Stanley	10/13/2015	12,450,000	14,014,479	13,686,532	(327,947)
euro	Buy	Morgan Stanley	10/13/2015	3,900,000	4,325,316	4,287,347	(37,969)
euro	Buy	Morgan Stanley	10/13/2015	700,000	790,138	769,524	(20,614)
euro	Buy	Morgan Stanley	10/13/2015	760,000	855,804	835,483	(20,321)
euro	Buy	Morgan Stanley	10/13/2015	1,110,000	1,239,262	1,220,245	(19,017)
euro	Buy	Morgan Stanley	10/13/2015	2,994,000	3,311,829	3,291,364	(20,465)
euro	Buy	Morgan Stanley	10/13/2015	1,270,000	1,409,643	1,396,136	(13,507)
euro	Buy	Morgan Stanley	10/13/2015	1,900,000	2,110,850	2,088,708	(22,142)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND July 31, 2015

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
euro	Buy	Morgan Stanley	10/13/2015	1,530,000	$1,698,825	$1,681,959	$(16,866)
euro	Buy	UBS AG	10/13/2015	1,160,000	1,278,125	1,275,211	(2,914)
euro	Buy	UBS AG	10/13/2015	720,000	809,371	791,510	(17,861)
euro	Buy	UBS AG	10/13/2015	1,100,000	1,217,228	1,209,252	(7,976)
Philippine peso	Buy	Barclays Bank plc	8/10/2015	228,500,000	5,065,283	5,012,064	(53,219)
South Korean won	Buy	Bank of America	8/10/2015	1,400,000,000	1,284,168	1,200,005	(84,163)
South Korean won	Buy	Bank of America	8/10/2015	13,300,000,000	12,124,969	11,400,051	(724,918)
South Korean won	Buy	Bank of America	10/5/2015	10,760,000,000	9,635,188	9,208,387	(426,801)
South Korean won	Buy	Barclays Bank plc	8/10/2015	1,865,000,000	1,701,006	1,598,579	(102,427)
South Korean won	Buy	Barclays Bank plc	10/5/2015	1,400,900,000	1,216,576	1,198,887	(17,689)
South Korean won	Buy	Barclays Bank plc	10/5/2015	1,660,000,000	1,473,068	1,420,625	(52,443)
South Korean won	Buy	Barclays Bank plc	10/5/2015	1,320,000,000	1,184,845	1,129,654	(55,191)
Swiss franc	Buy	Deutsche Bank AG	11/17/2015	1,450,000	1,517,749	1,506,229	(11,520)
Swiss franc	Buy	Morgan Stanley	11/17/2015	17,050,000	18,028,981	17,711,182	(317,799)
euro	Sell	Bank of America	10/13/2015	3,430,000	3,754,721	3,770,667	(15,946)
euro	Sell	J.P. Morgan	10/13/2015	450,000	488,675	494,694	(6,019)
euro	Sell	J.P. Morgan	10/13/2015	950,000	1,034,212	1,044,354	(10,142)
euro	Sell	Morgan Stanley	10/13/2015	2,492,000	2,717,576	2,739,505	(21,929)
Indian rupee	Sell	Deutsche Bank AG	11/2/2015	962,000,000	14,803,416	14,822,957	(19,541)
Indian rupee	Sell	J.P. Morgan	11/2/2015	316,000,000	4,841,576	4,869,079	(27,503)
Japanese yen	Sell	Barclays Bank plc	10/13/2015	155,000,000	1,244,874	1,251,897	(7,023)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(3,419,478)

The following is a summary of the inputs used as of July 31, 2015 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks(3)	$583,627	$—	$—	$583,627
Rights	483	—	—	483
Repurchase Agreement	—	25,450	—	25,450
Total	$584,110	$25,450	$—	$609,560
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$1,415	$—	$1,415
Liabilities	—	(3,419)	—	(3,419)
Total	$—	$(2,004)	$—	$(2,004)

(1)	Refer to Note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	As of July 31, 2015, the Fund utilized the last sale or official closing price on the exchange or system on which the foreign securities are principally traded, which resulted in Level 1 inputs for all foreign securities. As of October 31, 2014, the Fund utilized adjusted valuations for the majority of foreign securities (as described in Note 2(a)), which resulted in Level 2 inputs. For the period ended July 31, 2015, the total securities transferred from Level 2 to Level 1 amounted to $263,218,097.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - MICRO CAP GROWTH FUND July 31, 2015

Investments	Shares	Fair Value (000)
COMMON STOCKS 96.65%

Aerospace & Defense 0.73%

Astronics Corp.*	21,174	$1,313

Air Freight & Logistics 1.31%

Echo Global Logistics, Inc.*	73,167	2,363

Banks 1.87%

Cardinal Financial Corp.	65,166	1,522
Live Oak Bancshares, Inc.*	42,633	860
ServisFirst Bancshares, Inc.	25,652	996
Total		3,378

Biotechnology 23.32%

Acceleron Pharma, Inc.*	15,394	441
Adaptimmune Therapeutics plc ADR*	67,700	1,019
Amicus Therapeutics, Inc.*	138,639	2,383
aTyr Pharma, Inc.*	69,786	1,308
BioCryst Pharmaceuticals, Inc.*	160,439	2,484
Blueprint Medicines Corp.*	99,182	2,680
Coherus Biosciences, Inc.*	106,005	3,719
Dynavax Technologies Corp.*	46,776	1,376
Epizyme, Inc.*	94,236	2,102
Five Prime Therapeutics, Inc.*	69,545	1,636
Foundation Medicine, Inc.*	13,950	283
Ignyta, Inc.*	88,186	1,222
MacroGenics, Inc.*	50,101	1,884
Mirati Therapeutics, Inc.*	18,954	542
Nivalis Therapeutics, Inc.*	97,374	1,652
Repligen Corp.*	63,190	2,212
Retrophin, Inc.*	65,284	2,072
Sarepta Therapeutics, Inc.*	54,820	1,750
Seres Therapeutics, Inc.*	34,133	1,292
Spark Therapeutics, Inc.*	14,137	869
Synergy Pharmaceuticals, Inc.*	290,236	2,647
TG Therapeutics, Inc.*	112,700	1,967
uniQure NV (Netherlands)*(a)	46,635	1,201
Verastem, Inc.*	59,328	433

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - MICRO CAP GROWTH FUND July 31, 2015

Investments	Shares	Fair Value (000)
Biotechnology (continued)

Xencor, Inc.*	67,922	$1,521
Zafgen, Inc.*	38,014	1,443
Total		42,138

Building Products 1.22%

Builders FirstSource, Inc.*	146,238	2,199

Capital Markets 1.27%

Cowen Group, Inc. Class A*	406,691	2,298

Commercial Services & Supplies 1.03%

US Ecology, Inc.	40,422	1,855

Communications Equipment 2.09%

Applied Optoelectronics, Inc.*	112,007	2,179
Ruckus Wireless, Inc.*	129,685	1,599
Total		3,778

Diversified Consumer Services 2.15%

2U, Inc.*	97,552	3,131
Chegg, Inc.*	91,488	760
Total		3,891

Food & Staples Retailing 0.44%

Chefs’ Warehouse, Inc. (The)*	46,193	794

Food Products 1.78%

Calavo Growers, Inc.	58,902	3,211

Health Care Equipment & Supplies 12.02%

AtriCure, Inc.*	127,708	3,549
ConforMIS, Inc.*	71,636	1,653
Endologix, Inc.*	80,101	1,142
Entellus Medical, Inc.*	43,345	975

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - MICRO CAP GROWTH FUND July 31, 2015

Investments	Shares	Fair Value (000)
Health Care Equipment & Supplies (continued)

Glaukos Corp.*	62,550	$1,989
Inogen, Inc.*	67,233	2,989
K2M Group Holdings, Inc.*	39,967	915
LDR Holding Corp.*	54,515	2,478
Nevro Corp.*	19,280	979
NxStage Medical, Inc.*	31,540	450
Sientra, Inc.*	81,738	1,900
ZELTIQ Aesthetics, Inc.*	78,470	2,696
Total		21,715

Health Care Providers & Services 3.12%

AAC Holdings, Inc.*	41,483	1,577
HealthEquity, Inc.*	58,012	1,953
Teladoc, Inc.*	67,061	2,117
Total		5,647

Health Care Technology 1.22%

Evolent Health, Inc. Class A*	103,767	2,213

Hotels, Restaurants & Leisure 4.73%

BJ’s Restaurants, Inc.*	29,898	1,541
Chuy’s Holdings, Inc.*	83,851	2,382
Habit Restaurants, Inc. (The) Class A*	54,952	1,633
Zoe’s Kitchen, Inc.*	66,523	2,984
Total		8,540

Household Durables 0.49%

iRobot Corp.*	28,833	888

Information Technology Services 1.09%

Luxoft Holding, Inc. (Switzerland)*(a)	31,392	1,970

Internet Software & Services 7.81%

Apigee Corp.*	123,299	993
Benefitfocus, Inc.*	60,195	2,242
Cvent, Inc.*	34,692	934

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - MICRO CAP GROWTH FUND July 31, 2015

Investments	Shares	Fair Value (000)
Internet Software & Services (continued)

Hortonworks, Inc.*	53,254	$1,292
Q2 Holdings, Inc.*	86,871	2,362
Stamps.com, Inc.*	12,478	856
Textura Corp.*	96,177	2,789
Wix.com Ltd. (Israel)*(a)	94,476	2,645
Total		14,113

Leisure Products 1.45%

Malibu Boats, Inc. Class A*	67,133	1,297
Nautilus, Inc.*	62,433	1,319
Total		2,616

Life Sciences Tools & Services 0.74%

Fluidigm Corp.*	19,713	395
Pacific Biosciences of California, Inc.*	166,256	946
Total		1,341

Media 3.24%

Entravision Communications Corp. Class A	291,720	2,238
Rentrak Corp.*	52,798	3,615
Total		5,853

Pharmaceuticals 2.84%

Intersect ENT, Inc.*	112,740	3,345
Revance Therapeutics, Inc.*	57,700	1,790
Total		5,135

Semiconductors & Semiconductor Equipment 3.16%

Inphi Corp.*	130,238	2,960
NeoPhotonics Corp.*	214,386	1,899
Silicon Motion Technology Corp. ADR	31,975	842
Total		5,701

Software 11.08%

BroadSoft, Inc.*	79,279	2,768
Callidus Software, Inc.*	118,645	1,970

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - MICRO CAP GROWTH FUND July 31, 2015

Investments	Shares	Fair Value (000)
Software (continued)

Gigamon, Inc.*	33,959	$913
Glu Mobile, Inc.*	524,009	3,073
Materialise NV ADR*	208,423	1,826
Paylocity Holding Corp.*	54,672	1,964
Rapid7, Inc.*	56,348	1,295
Rubicon Project, Inc. (The)*	145,568	2,537
Silver Spring Networks, Inc.*	151,167	1,693
Yodlee, Inc.*	157,423	1,977
Total		20,016

Specialty Retail 2.14%

Boot Barn Holdings, Inc.*	70,076	2,214
MarineMax, Inc.*	91,689	1,656
Total		3,870

Technology Hardware, Storage & Peripherals 0.43%

Cray, Inc.*	29,882	775

Textiles, Apparel & Luxury Goods 1.05%

Sequential Brands Group, Inc.*	107,193	1,900

Thrifts & Mortgage Finance 2.83%

HomeStreet, Inc.*	60,704	1,373
LendingTree, Inc.*	45,194	3,747
Total		5,120
Total Common Stocks (cost $150,054,031)		174,631

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST - MICRO CAP GROWTH FUND July 31, 2015

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 4.26%

Repurchase Agreement

Repurchase Agreement dated 7/31/2015, Zero Coupon due 8/3/2015 with Fixed Income Clearing Corp. collateralized by $7,885,000 of U.S. Treasury Note at 1.50% due 5/31/2020; value: $7,855,431; proceeds: $7,701,115 (cost $7,701,115)	$7,701	$7,701
Total Investments in Securities 100.91% (cost $157,755,146)		182,332
Liabilities in Excess of Other Assets (0.91)%		(1,651)
Net Assets 100.00%		$180,681

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of July 31, 2015 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$174,631	$—	$—	$174,631
Repurchase Agreement	—	7,701	—	7,701
Total	$174,631	$7,701	$—	$182,332

(1)	Refer to Note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended July 31, 2015.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - MICRO CAP VALUE FUND July 31, 2015

Investments	Shares	Fair Value (000)
COMMON STOCKS 98.23%

Aerospace & Defense 1.11%

Astronics Corp.*	30,660	$1,901

Auto Components 2.33%

Gentherm, Inc.*	46,500	2,340
Tower International, Inc.*	62,700	1,639
Total		3,979

Banks 19.18%

Ameris Bancorp	177,400	4,792
Bank of Marin Bancorp	50,200	2,443
BNC Bancorp	241,000	5,427
CoBiz Financial, Inc.	328,866	4,206
Pacific Premier Bancorp, Inc.*	249,300	4,739
Renasant Corp.	105,800	3,402
South State Corp.	45,000	3,497
Square 1 Financial, Inc. Class A*	157,156	4,239
Total		32,745

Building Products 4.56%

Caesarstone Sdot-Yam Ltd. (Israel)(a)	24,400	1,751
Patrick Industries, Inc.*	167,400	6,033
Total		7,784

Capital Markets 1.00%

Westwood Holdings Group, Inc.	28,400	1,706

Chemicals 2.45%

Chase Corp.	44,500	1,701
Quaker Chemical Corp.	26,800	2,485
Total		4,186

Commercial Services & Supplies 5.20%

Herman Miller, Inc.	42,700	1,197
Multi-Color Corp.	120,400	7,689
Total		8,886

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - MICRO CAP VALUE FUND July 31, 2015

Investments	Shares	Fair Value (000)
Diversified Telecommunication Services 1.17%

Cogent Communications Holdings, Inc.	63,019	$2,003

Electrical Equipment 1.34%

AZZ, Inc.	44,200	2,287

Electronic Equipment, Instruments & Components 2.63%

CTS Corp.	157,025	2,951
Orbotech Ltd. (Israel)*(a)	81,200	1,546
Total		4,497

Food Products 4.68%

Diamond Foods, Inc.*	81,900	2,646
Farmer Bros Co.*	62,100	1,469
J&J Snack Foods Corp.	32,750	3,877
Total		7,992

Gas Utilities 2.85%

Chesapeake Utilities Corp.	94,500	4,859

Health Care Providers & Services 4.17%

Aceto Corp.	153,300	3,592
Providence Service Corp. (The)*	74,900	3,525
Total		7,117

Hotels, Restaurants & Leisure 1.51%

Denny’s Corp.*	219,300	2,579

Household Products 2.20%

WD-40 Co.	42,000	3,764

Insurance 1.59%

AMERISAFE, Inc.	54,200	2,713

Leisure Product 1.28%

Malibu Boats, Inc. Class A*	113,200	2,186

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - MICRO CAP VALUE FUND July 31, 2015

Investments	Shares	Fair Value (000)
Machinery 3.64%

Lydall, Inc.*	116,700	$3,467
Standex International Corp.	36,700	2,747
Total		6,214

Media 1.05%

Carmike Cinemas, Inc.*	71,400	1,789

Paper & Forest Products 1.98%

Neenah Paper, Inc.	55,675	3,373

Real Estate Investment Trusts 6.04%

CoreSite Realty Corp.	54,500	2,736
Physicians Realty Trust	270,999	4,347
Retail Opportunity Investments Corp.	188,400	3,231
Total		10,314

Real Estate Management & Development 3.61%

Marcus & Millichap, Inc.*	51,100	2,618
RE/MAX Holdings, Inc. Class A	93,700	3,544
Total		6,162

Road & Rail 2.24%

Roadrunner Transportation Systems, Inc.*	146,200	3,827

Semiconductors & Semiconductor Equipment 2.28%

FormFactor, Inc.*	320,500	2,317
Silicon Motion Technology Corp. ADR	60,000	1,579
Total		3,896

Specialty Retail 7.70%

Express, Inc.*	139,500	2,656
Francesca’s Holdings Corp.*	455,900	5,544
Pier 1 Imports, Inc.	136,079	1,607
Zumiez, Inc.*	127,991	3,340
Total		13,147

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - MICRO CAP VALUE FUND July 31, 2015

Investments	Shares	Fair Value (000)
Technology Hardware, Storage & Peripherals 2.10%

Electronics for Imaging, Inc.*	78,400	$3,583

Textiles, Apparel & Luxury Goods 1.47%

Steven Madden Ltd.*	60,300	2,513

Thrifts & Mortgage Finance 1.59%

Essent Group Ltd.*	92,900	2,719

Trading Companies & Distributors 3.30%

Lawson Products, Inc.*	123,800	3,387
Rush Enterprises, Inc. Class A*	87,900	2,241
Total		5,628

Water Utilities 1.98%

Connecticut Water Service, Inc.	99,300	3,380

Total Common Stocks (cost $128,860,668)		167,729

	Principal Amount (000)
SHORT-TERM INVESTMENT 2.50%

Repurchase Agreement

Repurchase Agreement dated 7/31/2015, Zero Coupon due 8/3/2015 with Fixed Income Clearing Corp. collateralized by $4,280,000 of U.S. Treasury Note at 1.625% due 3/31/2019; value: $4,349,550; proceeds: $4,263,385 (cost $4,263,385)	$4,263	4,263
Total Investments in Securities 100.73% (cost $133,124,053)		171,992
Liabilities in Excess of Other Assets (0.73)%		(1,249)
Net Assets 100.00%		$170,743

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST - MICRO CAP VALUE FUND July 31, 2015

The following is a summary of the inputs used as of July 31, 2015 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$167,729	$—	$—	$167,729
Repurchase Agreement	—	4,263	—	4,263
Total	$167,729	$4,263	$—	$171,992

(1)	Refer to Note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended July 31, 2015.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - VALUE OPPORTUNITIES FUND July 31, 2015

Investments	Shares	Fair Value (000)
COMMON STOCKS 98.94%

Banks 8.21%

Bank of Hawaii Corp.	567,100	$38,262
Citizens Financial Group, Inc.	1,386,611	36,149
East West Bancorp, Inc.	1,107,256	49,561
First Republic Bank	424,700	27,092
Signature Bank*	357,311	52,021
Western Alliance Bancorp*	1,209,994	40,934
Total		244,019

Capital Markets 2.58%

Ares Management LP	1,227,484	23,298
Moelis & Co. Class A	716,300	21,432
Raymond James Financial, Inc.	542,383	32,000
Total		76,730

Commercial Services & Supplies 2.09%

Herman Miller, Inc.	1,055,400	29,593
KAR Auction Services, Inc.	839,380	32,677
Total		62,270

Communications Equipment 1.06%

ARRIS Group, Inc.*	1,016,102	31,418

Construction & Engineering 2.47%

AECOM*	1,328,698	40,964
Jacobs Engineering Group, Inc.*	771,162	32,481
Total		73,445

Containers & Packaging 3.82%

Berry Plastics Group, Inc.*	1,025,832	33,401
Sealed Air Corp.	710,100	37,756
WestRock Co.*	670,500	42,282
Total		113,439

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - VALUE OPPORTUNITIES FUND July 31, 2015

Investments	Shares	Fair Value (000)
Diversified Telecommunication Services 1.26%

Zayo Group Holdings, Inc.*	1,408,416	$37,605

Electric: Utilities 2.82%

ITC Holdings Corp.	1,142,700	38,600
Portland General Electric Co.	1,256,200	45,236
Total		83,836

Electronic Equipment, Instruments & Components 0.95%

Amphenol Corp. Class A	500,200	28,216

Energy Equipment & Services 1.07%

Bristow Group, Inc.	413,800	18,642
Helmerich & Payne, Inc.	227,900	13,159
Total		31,801

Food Products 1.63%

Pinnacle Foods, Inc.	1,080,351	48,562

Health Care Equipment & Supplies 0.64%

Align Technology, Inc.*	303,871	19,053

Health Care Providers & Services 5.81%

Amsurg Corp.*	534,600	38,352
ExamWorks Group, Inc.*	846,459	29,694
HealthSouth Corp.	1,283,268	58,645
MEDNAX, Inc.*	430,200	36,412
Team Health Holdings, Inc.*	141,700	9,552
Total		172,655

Hotels, Restaurants & Leisure 0.98%

Bloomin’ Brands, Inc.	1,247,700	29,059

Household Durables 3.36%

Jarden Corp.*	1,140,400	62,722
Lennar Corp. Class A	703,650	37,322
Total		100,044

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - VALUE OPPORTUNITIES FUND July 31, 2015

Investments	Shares	Fair Value (000)
Information Technology Services 8.86%

Acxiom Corp.*	1,685,636	$30,190
Amdocs Ltd.	650,798	38,169
Booz Allen Hamilton Holding Corp.	1,302,840	36,128
Cardtronics, Inc.*	695,800	25,794
Fidelity National Information Services, Inc.	703,136	46,006
MAXIMUS, Inc.	768,966	52,451
Vantiv, Inc. Class A*	787,096	34,632
Total		263,370

Insurance 9.38%

Arch Capital Group Ltd.*	631,306	45,050
Hartford Financial Services Group, Inc. (The)	856,135	40,709
HCC Insurance Holdings, Inc.	1,074,325	82,895
Markel Corp.*	46,613	41,474
RenaissanceRe Holdings Ltd.	641,826	68,868
Total		278,996

Internet Software & Services 1.05%

Akamai Technologies, Inc.*	405,796	31,129

Leisure Product 0.83%

Brunswick Corp.	464,100	24,639

Life Sciences Tools & Services 2.89%

PerkinElmer, Inc.	948,200	50,179
Quintiles Transnational Holdings, Inc.*	467,449	35,862
Total		86,041

Machinery 2.49%

Snap-on, Inc.	269,100	44,348
WABCO Holdings, Inc.*	240,900	29,744
Total		74,092

Media 1.97%

AMC Networks, Inc. Class A*	272,600	22,958
New York Times Co. (The) Class A	2,696,964	35,654
Total		58,612

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - VALUE OPPORTUNITIES FUND July 31, 2015

Investments	Shares	Fair Value (000)
Metals & Mining 1.58%

Reliance Steel & Aluminum Co.	777,100	$47,092

Multi-Utilities 1.73%

CMS Energy Corp.	1,501,800	51,452

Oil, Gas & Consumable Fuels 2.89%

Carrizo Oil & Gas, Inc.*	423,800	16,159
Cimarex Energy Co.	239,203	24,906
EQT Corp.	305,000	23,439
Rice Energy, Inc.*	1,180,978	21,317
Total		85,821

Personal Products 0.73%

Coty, Inc. Class A*	813,600	21,747

Pharmaceuticals 0.95%

Prestige Brands Holdings, Inc.*	593,600	28,267

Real Estate Investment Trusts 5.76%

American Campus Communities, Inc.	1,086,488	40,548
Federal Realty Investment Trust	395,500	54,100
Highwoods Properties, Inc.	919,300	38,914
Physicians Realty Trust	2,346,644	37,640
Total		171,202

Real Estate Management & Development 0.95%

Realogy Holdings Corp.*	618,826	28,169

Road & Rail 3.68%

Genesee & Wyoming, Inc. Class A*	377,100	26,857
Old Dominion Freight Line, Inc.*	414,000	30,284
Ryder System, Inc.	579,100	52,420
Total		109,561

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - VALUE OPPORTUNITIES FUND July 31, 2015

Investments	Shares	Fair Value (000)
Semiconductors & Semiconductor Equipment 4.50%

Lam Research Corp.	668,991	$51,425
Marvell Technology Group Ltd.	3,145,300	39,128
Synaptics, Inc.*	544,954	43,258
Total		133,811

Software 0.55%

Rovi Corp.*	1,475,294	16,213

Specialty Retail 3.72%

American Eagle Outfitters, Inc.	484,700	8,604
Ascena Retail Group, Inc.*	2,508,131	31,402
Penske Automotive Group, Inc.	355,800	19,213
Sally Beauty Holdings, Inc.*	974,200	29,021
Urban Outfitters, Inc.*	688,004	22,443
Total		110,683

Textiles, Apparel & Luxury Goods 1.55%

Steven Madden Ltd.*	1,106,900	46,136

Thrifts & Mortgage Finance 1.26%

Essent Group Ltd.*	1,280,505	37,480

Trading Companies & Distributors 1.05%

Watsco, Inc.	244,300	31,329

Water Utilities 1.82%

American Water Works Co., Inc.	1,044,318	54,211
Total Common Stocks (cost $2,268,499,986)		2,942,205

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST - VALUE OPPORTUNITIES FUND July 31, 2015

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 1.76%

Repurchase Agreement

Repurchase Agreement dated 7/31/2015, Zero Coupon due 8/3/2015 with Fixed Income Clearing Corp. collateralized by $53,595,000 of U.S. Treasury Note at 1.50% due 5/31/2020; value: $53,394,019; proceeds: $52,342,626 (cost $52,342,626)	$52,343	$52,343
Total Investments in Securities 100.70% (cost $2,320,842,612)		2,994,548
Liabilities in Excess of Other Assets (0.70)%		(20,947)
Net Assets 100.00%		$2,973,601

*	Non-income producing security.

The following is a summary of the inputs used as of July 31, 2015 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$2,942,205	$—	$—	$2,942,205
Repurchase Agreement	—	52,343	—	52,343
Total	$2,942,205	$52,343	$—	$2,994,548

(1)	Refer to Note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended July 31, 2015.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was organized as a Delaware statutory trust on February 26, 1993. The Trust consists of the following nine funds (separately, a “Fund” and collectively, the “Funds”): Lord Abbett Alpha Strategy Fund (“Alpha Strategy Fund”), Lord Abbett Fundamental Equity Fund (“Fundamental Equity Fund”), Lord Abbett Growth Leaders Fund (“Growth Leaders Fund”), Lord Abbett International Core Equity Fund (“International Core Equity Fund”), Lord Abbett International Dividend Income Fund (“International Dividend Income Fund”), Lord Abbett International Opportunities Fund (“International Opportunities Fund”), Lord Abbett Micro-Cap Growth Fund (“Micro Cap Growth Fund”), Lord Abbett Micro-Cap Value Fund (“Micro Cap Value Fund”) and Lord Abbett Value Opportunities Fund (“Value Opportunities Fund”).

Each of Alpha Strategy Fund’s, International Core Equity Fund’s, International Opportunities Fund’s, Micro Cap Growth Fund’s, Micro Cap Value Fund’s and Value Opportunities Fund’s investment objective is to seek long-term capital appreciation. Alpha Strategy Fund invests in other funds (“Underlying Funds”) managed by Lord, Abbett & Co. LLC (“Lord Abbett”). Fundamental Equity Fund’s investment objective is to seek long-term growth of capital and income without excessive fluctuations in market value. Growth Leaders Fund’s investment objective is to seek capital appreciation. International Dividend Income Fund’s investment objective is to seek a high level of total return.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Funds’ Board of Trustees (the “Board”), Lord Abbett each Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”). Each Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Investments in the Underlying Funds are valued at their net asset value (“NAV”) each business day at the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used.
Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Foreign Transactions-The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded.

Notes to Schedule of Investments (unaudited)(continued)

The Funds use foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(d)	Forward Foreign Currency Exchange Contracts-International Core Equity Fund, International Dividend Income Fund and International Opportunities Fund may enter into forward foreign currency exchange contracts in order to reduce their exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, or gain or reduce exposure to foreign currency solely for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates.

(e)	Futures Contracts-Each Fund may purchase and sell futures contracts to manage cash or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(f)	Repurchase Agreements-Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(g)	When-Issued or Forward Transactions-Each Fund may purchase portfolio securities on a when-issued or forward basis. When-issued or forward transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund’s custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(h)	Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1	-	unadjusted quoted prices in active markets for identical investments;

•	Level 2	-	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3	-	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

Notes to Schedule of Investments (unaudited)(continued)

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of July 31, 2015 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3. FEDERAL TAX INFORMATION

As of July 31, 2015, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Alpha Strategy Fund	Fundamental Equity Fund	Growth Leaders Fund
Tax cost	$1,133,799,363	$3,522,248,956	$1,733,341,638
Gross unrealized gain	226,763,106	575,278,058	145,074,292
Gross unrealized loss	(9,655,044)	(84,502,225)	(17,605,837)
Net unrealized security gain	$217,108,062	$490,775,833	$127,468,455

	International Core Equity Fund	International Dividend Income Fund	International Opportunities Fund
Tax cost	$548,785,660	$2,669,314,513	$567,301,219
Gross unrealized gain	57,049,183	156,959,832	75,128,138
Gross unrealized loss	(36,233,430)	(297,592,667)	(32,869,221)
Net unrealized security gain (loss)	$20,815,753	$(140,632,835)	$42,258,917

	Micro Cap Growth Fund	Micro Cap Value Fund	Value Opportunities Fund
Tax cost	$160,685,471	$133,177,788	$2,321,571,091
Gross unrealized gain	25,383,664	41,781,274	739,455,705
Gross unrealized loss	(3,736,982)	(2,967,116)	(66,479,113)
Net unrealized security gain	$21,646,682	$38,814,158	$672,976,592

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities and wash sales.

4. DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

International Core Equity Fund, International Dividend Income Fund and International Opportunities Fund entered into forward foreign currency exchange contracts during the period ended July 31, 2015 (as described in note 2(d)). A forward foreign currency exchange contract reduces each Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. Each Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and each Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. Each Fund’s risk of loss from counterparty credit risk is the unrealized appreciation/depreciation on forward foreign currency exchange contracts.

Notes to Schedule of Investments (unaudited)(concluded)

	Asset	Liability
	Derivatives	Derivatives
International Core Equity Fund	2,146,919	4,447,714
International Dividend Income Fund	16,362,860	32,007,484
International Opportunities Fund	1,415,074	3,419,478

5. TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year or any company which is under common ownership or control. Alpha Strategy Fund had the following transactions with affiliated issuers (i.e. the Underlying Funds) during the period ended July 31, 2015:

Alpha Strategy Fund
Affiliated Issuer	Balance of Shares Held at 10/31/2014	Gross Additions	Gross Sales	Balance of Shares Held at 7/31/2015	Fair Value at 7/31/2015	Net Realized Gain 11/1/2014 to 7/31/2015		Dividend Income 11/1/2014 to 7/31/2015
Lord Abbett Developing Growth Fund, Inc. - Class I	8,998,347	1,704,546	(829,306)	9,873,587	$271,622,380	$44,181,134	(a)	$—
Lord Abbett Securities Trust - International Opportunities Fund - Class I	14,750,328	1,755,760	(1,376,014)	15,130,074	271,282,230	11,462,750	(b)	3,596,559
Lord Abbett Securities Trust - Micro-Cap Growth Fund - Class I	6,811,662	978,712	(1,348,335)	6,442,039	136,249,135	23,065,583	(c)	—
Lord Abbett Securities Trust - Micro-Cap Value Fund - Class I	3,649,832	592,972	(48,221)	4,194,583	134,352,501	13,256,357	(d)	—
Lord Abbett Research Fund, Inc. - Small-Cap Value Fund - Class I	7,078,265	2,150,093	(327,923)	8,900,435	267,903,090	53,922,538	(e)	673,625
Lord Abbett Securities Trust - Value Opportunities Fund-Class I	11,450,061	1,894,994	(528,826)	12,816,229	268,884,482	32,805,582	(f)	—
Total					$1,350,293,818	$178,693,944		$4,270,184

(a)	Includes $38,678,495 of distributed capital gains.
(b)	Includes $7,399,283 of distributed capital gains.
(c)	Includes $15,818,117 of distributed capital gains.
(d)	Includes $13,100,341 of distributed capital gains.
(e)	Includes $54,493,106 of distributed capital gains.
(f)	Includes $32,882,286 of distributed capital gains.

Investments in Underlying Funds (unaudited)

Alpha Strategy Fund invests in Underlying Funds managed by Lord Abbett. As of July 31, 2015, Alpha Strategy Fund’s long-term investments were allocated among the Underlying Funds as follows:

Underlying Fund Name	% of Investments
Lord Abbett Developing Growth Fund, Inc. - Class I	20.12%
Lord Abbett Securities Trust - International Opportunities Fund - Class I	20.09%
Lord Abbett Securities Trust - Micro-Cap Growth Fund - Class I	10.09%
Lord Abbett Securities Trust - Micro-Cap Value Fund - Class I	9.95%
Lord Abbett Research Fund, Inc. - Small-Cap Value Fund - Class I	19.84%
Lord Abbett Securities Trust - Value Opportunities Fund - Class I	19.91%

The Ten Largest Holdings and the Holdings by Sector, as of July 31, 2015, for each Underlying Fund are presented below. Each Underlying Fund’s annual and semiannual reports, which are sent to shareholders and filed with the SEC, contain information about the Underlying Fund’s portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Underlying Fund is also filed with the SEC on Form N-Q as of the end of each respective Underlying Fund’s first and third quarters. In addition, on or about the first day of the second month following each calendar quarter-end, each Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The information for the most recently ended calendar quarter may be viewed at www.lordabbett.com or requested at no charge by calling Lord Abbett at 888-522-2388.

Lord Abbett Developing Growth Fund, Inc.

Ten Largest Holdings	% of Investments
WisdomTree Investments, Inc.	1.83%
MarketAxess Holdings, Inc.	1.78%
Team Health Holdings, Inc.	1.77%
EPAM Systems, Inc.	1.75%
Buffalo Wild Wings, Inc.	1.68%
2U, Inc.	1.61%
MAXIMUS, Inc.	1.55%
Restoration Hardware Holdings, Inc.	1.53%
Manhattan Associates, Inc.	1.51%
ZELTIQ Aesthetics, Inc.	1.50%

Holdings by Sector*	% of Investments
Consumer Discretionary	19.79%
Consumer Staples	2.61%
Energy	0.45%
Financials	9.24%
Health Care	28.48%
Industrials	6.51%
Information Technology	29.17%
Repurchase Agreement	3.75%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust - International Opportunities Fund

Ten Largest Holdings	% of Investments
Indiabulls Housing Finance Ltd.	2.32%
Anima Holding SpA	1.67%
SCSK Corp.	1.56%
Dewan Housing Finance Corp., Ltd.	1.51%
UDG Healthcare plc	1.46%
Arrow Global Group plc	1.43%
Amer Sports OYJ	1.39%
Loomis AB Class B	1.34%
Obic Co., Ltd.	1.32%
Cairn Homes plc	1.30%

Holdings by Sector*	% of Investments
Consumer Discretionary	21.10%
Consumer Staples	5.32%
Energy	2.21%
Financials	22.48%
Health Care	3.26%
Industrials	22.34%
Information Technology	11.79%
Materials	4.07%
Telecommunication Services	0.99%
Utilities	2.27%
Repurchase Agreement	4.17%
Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Securities Trust - Micro Cap Growth Fund

Ten Largest Holdings	% of Investments
LendingTree, Inc.	2.06%
Coherus Biosciences, Inc.	2.04%
Rentrak Corp.	1.98%
AtriCure, Inc.	1.95%
Intersect ENT, Inc.	1.83%
Calavo Growers, Inc.	1.76%
2U, Inc.	1.72%
Glu Mobile, Inc.	1.69%
Inogen, Inc.	1.64%
Zoe’s Kitchen, Inc.	1.64%

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Consumer Discretionary	15.12%
Consumer Staples	2.20%
Financials	5.92%
Health Care	42.88%
Industrials	4.24%
Information Technology	25.42%
Repurchase Agreement	4.22%
Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Securities Trust - Micro Cap Value Fund

Ten Largest Holdings	% of Investments
Multi-Color Corp.	4.47%
Patrick Industries, Inc.	3.51%
Francesca’s Holdings Corp.	3.22%
BNC Bancorp	3.16%
Chesapeake Utilities Corp.	2.83%
Ameris Bancorp	2.79%
Pacific Premier Bancorp, Inc.	2.76%
Physicians Realty Trust	2.53%
Square 1 Financial, Inc. Class A	2.46%
CoBiz Financial, Inc.	2.45%

Holdings by Sector*	% of Investments
Consumer Discretionary	15.23%
Consumer Staples	6.84%
Financials	32.77%
Health Care	4.14%
Industrials	21.24%
Information Technology	6.96%
Materials	4.39%
Telecommunication Services	1.16%
Utilities	4.79%
Repurchase Agreement	2.48%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Research Fund, Inc. - Small Cap Value Fund

Ten Largest Holdings	% of Investments
HCC Insurance Holdings, Inc.	2.58%
South State Corp.	2.46%
Signature Bank	2.32%
Minerals Technologies, Inc.	2.30%
HealthSouth Corp.	2.21%
PrivateBancorp, Inc.	2.08%
Electronics for Imaging, Inc.	1.99%
MAXIMUS, Inc.	1.95%
Western Alliance Bancorp	1.90%
Mentor Graphics Corp.	1.88%

Holdings by Sector*	% of Investments
Consumer Discretionary	14.06%
Consumer Staples	5.66%
Energy	2.92%
Financials	30.31%
Health Care	6.82%
Industrials	13.81%
Information Technology	16.07%
Materials	7.66%
Telecommunication Services	0.54%
Utilities	1.65%
Repurchase Agreement	0.50%
Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Securities Trust - Value Opportunities Fund

Ten Largest Holdings	% of Investments
HCC Insurance Holdings, Inc.	2.77%
RenaissanceRe Holdings Ltd.	2.30%
Jarden Corp.	2.09%
HealthSouth Corp.	1.96%
American Water Works Co., Inc.	1.81%
Federal Realty Investment Trust	1.81%
MAXIMUS, Inc.	1.75%
Ryder System, Inc.	1.75%
Signature Bank	1.74%
CMS Energy Corp.	1.72%

Investments in Underlying Funds (unaudited)(concluded)

Holdings by Sector*	% of Investments
Consumer Discretionary	12.33%
Consumer Staples	2.35%
Energy	3.93%
Financials	27.94%
Health Care	10.22%
Industrials	11.71%
Information Technology	16.83%
Materials	5.36%
Telecommunication Services	1.25%
Utilities	6.33%
Repurchase Agreement	1.75%
Total	100.00%

*	A sector may comprise several industries.

Item 2: Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3: Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT SECURITIES TRUST

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: September 25, 2015

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: September 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: September 25, 2015

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: September 25, 2015